SEMI-ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUND:
                             EQUITY-INCOME PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                               PRODUCTS FUND II:
                     CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                                  June 30, 2000

      This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Investment Corporation

President's Message .......................................................    1
   Portfolio Management Discussions .......................................    2
   Portfolio of Investments in Securities:
     Money Market Fund ....................................................   10
     All America Fund .....................................................   12
     Equity Index Fund ....................................................   20
     Mid-Cap Equity Index Fund ............................................   25
     Bond Fund ............................................................   30
     Short-Term Bond Fund .................................................   33
     Mid-Term Bond Fund ...................................................   35
     Composite Fund .......................................................   37
     Aggressive Equity Fund ...............................................   41
   Statement of Assets and Liabilities ....................................   43
   Statement of Operations ................................................   44
   Statements of Changes in Net Assets ....................................   45
   Financial Highlights ...................................................   47
   Notes to Financial Statements ..........................................   53

Semi-Annual Report of Scudder Variable Life Investment Fund

Semi-Annual Report of VP Capital Appreciation Fund of American Century
  Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable
  Series, Inc.

Semi-Annual Report of Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio

Semi-Annual Report of Fidelity Investments Variable Insurance Products Fund II:
  Contrafund Portfolio

Semi-Annual Report of Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      We are pleased to present the results of Funds offered by Mutual of America for the six-month period ending June 30, 2000.

      The U.S. economy remains fundamentally strong at mid year, although indications that it may be slowing have appeared. The Federal Reserve has raised rates by a total of 1.75% in a little over a year, but should the economy indeed lose steam, the central bankers may defer further rate increases for the near term as the risk of inflation wanes. The combination of a more relaxed economy and slowing job growth has produced Treasury yields that are lower than at any time since December.

      There was substantial volatility in the stock market during the first half of this year. In the second quarter, the S&P 500 Index, the NASDAQ and the Russell 2000 declined. Second quarter earnings, however, should reflect the underlying strength in the U.S. and global economies.

                  Total Returns -- Six Months to June 30, 2000

      Money Market Fund.........................................    + 3.0%
      All America Fund..........................................    + 5.0%
      Equity Index Fund.........................................    -  .4%
      Mid-Cap Equity Index Fund.................................    + 8.1%
      Bond Fund.................................................    + 3.6%
      Short-Term Bond Fund......................................    + 3.3%
      Mid-Term Bond Fund........................................    + 1.6%
      Composite Fund............................................    +  .2%
      Aggressive Equity Fund....................................    + 3.8%

      Total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an annual average rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical  performance  compared  with an  appropriate  index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                        Sincerely,

                                        /s/ Dolores J. Morrissey
                                        ----------------------------------------
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Fund returned 5.5% for the year ended June 30, 2000. Short-term rates rose substantially during this period, as the Federal Reserve Board raised the Federal Funds rate in an attempt to quell prospective inflation. The seven-day effective yield as of August 8, 2000, is 6.5%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                ALL AMERICA FUND

      The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, while the remaining 40% of the Fund is actively managed. The actively managed portion of the Fund utilizes four different investment approaches -- large cap growth, small cap growth, large cap value and small cap value -- with each approach managing approximately equal portions of the actively managed portion. Beginning in early 2000, approximately half of the actively managed assets were managed by two subadvisors, with Mutual of America Capital Management Corporation managing the remainder. Previously, three subadvisors were retained to manage approximately three quarters of these active assets.

      The Fund's return for the twelve-month period ended June 30, 2000 was 17.6%, well in excess of the 7.2% return of its benchmark index, the S&P 500. The Fund's twelve-month performance reflected investors' continued quest for growth opportunities -- both the large and small cap growth portions outperformed the value segments. Nevertheless, the small cap value segment performed strongly. Only the large cap value portion turned in negative performance.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                            06/90    06/91    06/92    06/93    05/94    06/94    06/95    06/96    06/97    06/98    06/99    06/00
                            -----    -----    -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
All America Fund           10,000   10,538   11,579   13,165   13,523   13,217   16,875   21,049   26,958   33,431   39,795   46,815

S & P 500 Index            10,000   10,740   12,180   13,840   14,224   14,033   17,691   22,291   30,026   39,081   47,973   51,446


----------------------------------------------------------
                                      All America Fund*
                                      -----------------
                                          Total Return
 Period                     Growth        ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $11,764        17.6%     17.6%
 Since 5/2/94*             $34,619       246.2%     22.3%
 5 Years                   $27,742       177.4%     22.6%
 10 Years                  $46,815       368.1%     16.7%
----------------------------------------------------------
----------------------------------------------------------
                                       S & P 500 Index
                                       ---------------
                                          Total Return
 Period                     Growth        ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,724         7.2%      7.2%
 Since 5/2/94              $36,169       261.7%     23.2%
 5 Years                   $29,080       190.8%     23.8%
 10 Years                  $51,446       414.5%     17.8%
----------------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks which comprise the S&P 500 Index. The S&P Index is a market-value weighted index of 500 domestic stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended June 30, 2000 was 7.1%, in line with the benchmark's return of 7.2%. Technology has continued to be the dominant theme, with defensive sectors such as utilities doing much better in the past few months. Price-earnings and price-to-book multiples have come under some pressure, reflecting the Federal Reserve's attempts to slow the economy through higher interest rates.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                       2/93       6/93       6/94       6/95       6/96       6/97       6/98       6/99       6/00
                                       ----       ----       ----       ----       ----       ----       ----       ----       ----
Equity Index Fund                     10,000     10,116     10,266     12,915     16,183     21,789     28,276     34,723     37,174

S & P 500 Index                       10,000     10,153     10,294     12,978     16,352     22,026     28,669     35,191     37,739

----------------------------------------------------------
                               Equity Index Fund
                               -----------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,706         7.1%      7.1%
 5 Years                   $28,783       187.8%     23.5%
 Since 2/5/93
  (Inception)              $37,174       271.7%     19.4%
----------------------------------------------------------
----------------------------------------------------------
                                 S & P 500 Index
                                 ---------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,724         7.2%      7.2%
 5 Years                   $29,080       190.8%     23.8%
 Since 2/5/93
  (Inception)              $37,739       277.4%     19.6%
----------------------------------------------------------

      The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                            MID-CAP EQUITY INDEX FUND

      The Standard & Poor's Mid-Cap Equity Index Fund invests in the 400 stocks included in the S&P 400. Companies included in the Index were selected by Standard & Poor's with the expectation that they would be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The Fund's performance was 16.0% during the twelve-month period ended June 30, 2000 versus the S&P 400's return of 17.0%. Mid-Cap stocks have done better than large caps over the past year as investors have backed away from fully exploited sectors of the market in search of attractive growth rates at lower price-earnings ratios.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                     05/99         06/99           06/00
                                     -----         -----           -----

Mid-Cap Equity Index Fund           10,000        10,409          12,079

S&P MidCap 400 Index                10,000        10,581          12,377

----------------------------------------------------------
                            Mid-Cap Equity Index Fund
                            -------------------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $11,604        16.0%    16.0%
 Since 5/3/99
  (Inception)              $12,079        20.8%    17.7%
----------------------------------------------------------
----------------------------------------------------------

                                    S&P MidCap 400 Index
                                    --------------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $11,697        17.0%    17.0%
 Since 5/3/99
  (Inception)              $12,377        23.8%    20.1%
----------------------------------------------------------

      The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The Fund's benchmark, the Lehman Brothers Government/Corporate Index, which is over 50% invested in U.S. Government issues, returned 4.3% for the year ended June 30, 2000. The Fund overemphasized higher yielding, but lower quality, longer corporate bonds which caused it to underperform its Index over the past twelve months.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                     06/90    06/91    06/92    06/93    06/94    06/95    06/96    06/97    06/98    06/99    06/00
                                     -----    -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
Bond Fund                           10,000   10,765   12,276   14,164   14,127   15,978   16,827   18,116   20,215   20,474   21,181

Lehman Bros
  Gov't/Corp. Bond Index            10,000   11,023   12,584   14,239   14,033   15,824   16,562   17,845   19,858   20,395   21,269

---------------------------------------------------------------
                                    Bond Fund
                                    ----------
                                            Total Return
 Period                    Growth           ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,345         3.5%     3.5%
 5 Years                   $13,256        32.6%     5.8%
 10 Years                  $21,181       111.8%     7.8%
---------------------------------------------------------------
---------------------------------------------------------------
                       Lehman Bros. Gov't/Corp. Bond Index
                       -----------------------------------
                                            Total Return
 Period                    Growth           ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,429         4.3%     4.3%
 5 Years                   $13,441        34.4%     6.1%
 10 Years                  $21,269       112.7%     7.8%
---------------------------------------------------------------

      The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency, and mortgage backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focused on tightly structured U.S. Government agency mortgage securities, which were relatively less volatile than other securities of similar maturity. This enabled the Fund to outperform its index, the Salomon Brothers 1-3 Year Bond Index, in the face of rising interest rates and the negative yield curve induced by the Federal Reserve.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                               02/93     06/93     06/94     06/95     06/96     06/97     06/98     06/99     06/00
                                               -----     -----     -----     -----     -----     -----     -----     -----     -----
Short-Term Bond Fund                          10,000    10,240    10,439    11,066    11,625    12,324    13,056    13,706    14,457

Salomon Bros. 1-3 Year
  Bond Index                                  10,000    10,232    10,406    11,206    11,824    12,605    13,468    14,165    14,867

----------------------------------------------------------
                              Short-Term Bond Fund
                              --------------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,548         5.5%     5.5%
 5 Years                   $13,064        30.6%     5.5%
 Since 2/5/93
  (Inception)              $14,457        44.6%     5.1%
----------------------------------------------------------
----------------------------------------------------------
                        Salomon Bros. 1-3 Year Bond Index
                        ---------------------------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,495         5.0%     5.0%
 5 Years                   $13,267        32.7%     5.8%
 Since 2/5/93
  (Inception)              $14,867        48.7%     5.5%
----------------------------------------------------------

      The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities which yield more than U.S. Treasury issues. During the first half of 2000, corporate bond yields widened substantially as investors anticipated the possible effects of an economic slowdown caused by the Federal Reserve as it raised the Federal Funds Rate. This caused the Fund for the twelve months ended June 30, 2000 to return 2.8%, less than the 4.0% return of the Salomon Brothers 3-7 Year Bond Index, which is dominated by U.S. Government issues.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                               02/93     06/93     06/94     06/95     06/96     06/97     06/98     06/99     06/00
                                               -----     -----     -----     -----     -----     -----     -----     -----     -----
Mid-Term Bond Fund                            10,000    10,457    10,302    11,469    11,947    12,864    13,850    14,315    14,713

Salomon Bros. 3-7 Year
  Bond Index                                  10,000    10,460    10,399    11,561    12,122    13,025    14,213    14,820    15,411

----------------------------------------------------------
                               Mid-Term Bond Fund
                               ------------------
                                           Total Return
 Period                    Growth          ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,279         2.8%     2.8%
 5 Years                   $12,829        28.3%     5.1%
 Since 2/5/93
  (Inception)              $14,713        47.1%     5.4%
----------------------------------------------------------
----------------------------------------------------------
                        Salomon Bros. 3-7 Year Bond Index
                        ---------------------------------
                                           Total Return
 Period                     Growth         ------------
  Ended                       of         Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,399         4.0%     4.0%
 5 Years                   $13,330        33.3%     5.9%
 Since 2/5/93
  (Inception)              $15,411        54.1%     6.0%
----------------------------------------------------------

      The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                 COMPOSITE FUND

      The Composite Fund's investment objective is the achievement of a high total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk. This is carried out through investment in both stocks and fixed income securities. The Fund may invest in approximately 100 stocks all of which are included in the S&P 500 Index. The
Fund invests in the Index's top 25 stocks by market capitalization in approximately the same weight as their cumulative representation within the Index. The remaining stocks are selected for their unique opportunities and attractiveness, while keeping the Fund's sector weights similar to that of the Index. The Bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. For the twelve months ended June 30, 2000, the Lehman Bros. Government/Corporate Index returned 4.3%; the S&P 500 Index returned 7.2%. During the same period, the Composite Fund returned 9.3%.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                      6/90     6/91     6/92     6/93     6/94     6/95     6/96     6/97     6/98     6/99     6/00
                                      ----     ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Composite Fund                      10,000   10,802   11,866   14,055   13,857   15,792   17,964   20,612   24,840   27,340   29,873

Lehman Bros Gov't/Corp
  Bond Index                        10,000   11,023   12,584   14,239   14,033   15,824   16,562   17,845   19,858   20,395   21,269

S & P 500 Index                     10,000   10,740   12,180   13,840   14,033   17,691   22,291   30,026   39,081   47,973   51,446

Salomon Bros. 3-Month
  Treasury Bill Index               10,000   10,695   11,193   11,545   11,932   12,574   13,258   13,955   14,685   15,378   16,193

------------------------------------------------------------
                                 Composite Fund
                                 --------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,927         9.3%      9.3%
 5 Years                   $18,917        89.2%     13.6%
 10 Years                  $29,873       198.7%     11.6%
------------------------------------------------------------
------------------------------------------------------------
                                 S & P 500 Index
                                 ---------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,724         7.2%      7.2%
 5 Years                   $29,080       190.8%     23.8%
 10 Years                  $51,446       414.5%     17.8%
------------------------------------------------------------
------------------------------------------------------------
                       Lehman Bros Gov't/Corp. Bond Index
                       ----------------------------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,429         4.3%     4.3%
 5 Years                   $13,441        34.4%     6.1%
 10 Years                  $21,269       112.7%     7.8%
------------------------------------------------------------
------------------------------------------------------------
                       Salomon Bros. 3-Month T-Bill Index
                       ----------------------------------
                                          Total Return
 Period                    Growth         ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $10,530         5.3%     5.3%
 5 Years                   $12,878        28.8%     5.2%
 10 Years                  $16,193        61.9%     4.9%
------------------------------------------------------------

      The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return lines of the indices do not.

                             AGGRESSIVE EQUITY FUND

      The Fund's investment objective is capital appreciation through investing in stocks characterized as either growth or value. Over the twelve-month period ended June 30, 2000, growth stocks led the market and accounted for the bulk of the Fund's return. With the decline in the NASDAQ market starting in early March, value stocks began to outperform for the first time in years, a shift that is likely to be temporary. Technology has been the most influential sector of the Fund over the past year. The Fund returned 39.1% for the twelve-month period, significantly outperforming its benchmark, the Russell 2000 Index, which returned 14.3%.

      [The following table represents a line graph in the printed report.]

                         GROWTH OF A $10,000 INVESTMENT

                                           5/94         6/94       6/95        6/96        6/97        6/98        6/99        6/00
                                           ----         ----       ----        ----        ----        ----        ----        ----
Aggressive Equity Fund                    10,000       9,781      12,541      16,930      21,068      22,859      22,864      31,812

Russell 2000 Index                        10,000       9,479      11,474      13,832      16,091      19,290      19,579      22,385

--------------------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------
                                           Total Return
 Period                    Growth          ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $13,914        39.1%     39.1%
 5 Years                   $25,366       153.7%     20.5%
 Since 5/2/94
  (Inception)              $31,812       218.1%     20.7%
--------------------------------------------------------------
--------------------------------------------------------------
                                     Russell 2000 Index
                                     ------------------
                                           Total Return
 Period                    Growth          ------------
 Ended                       of          Cumu-     Annual
 6/30/00                   $10,000      lative     Average
----------------------------------------------------------
 1 Year                    $11,433        14.3%    14.3%
 5 Years                   $19,509        95.1%    14.3%
 Since 5/2/94
  (Inception)              $22,385       123.9%    14.0%
--------------------------------------------------------------

      The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                                                            Discount                 Face        Amortized
                                                                  Rating*     Rate     Maturity     Amount         Cost
                                                                 --------   --------   --------   ----------    -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER 100.0%
   American Express Credit Corp................................     A1/P1     6.56%    07/24/00   $2,500,000    $ 2,489,447
   AT&T Corp...................................................    A1+/P1     6.56     08/11/00    1,850,000      1,836,162
   Baltimore Gas & Electric Co.................................     A1/P1     6.65     08/03/00      760,000        755,366
   Bear Stearns Co.............................................     A1/P1     6.55     08/21/00    3,500,000      3,467,452
   Becton Dickinson & Co.......................................     A1/P1     6.54     08/07/00    1,010,000      1,003,184
   Becton Dickinson & Co.......................................     A1/P1     6.54     08/10/00    2,400,000      2,382,522
   Bell South Telecommunications...............................    A1+/P1     6.30     07/05/00    1,845,000      1,843,695
   Bell South Telecommunications...............................    A1+/P1     6.44     07/11/00    1,495,000      1,492,297
   Bemis, Inc. ................................................     A1/P1     6.53     08/04/00    3,000,000      2,981,411
   Campbell Soup...............................................    A1+/P1     6.62     08/28/00    1,340,000      1,325,629
   Coca Cola...................................................    A1+/P1     6.53     07/27/00    1,220,000      1,214,209
   DaimlerChrysler.............................................     A1/P1     6.49     07/05/00      550,000        549,599
   DaimlerChrysler.............................................     A1/P1     6.53     08/14/00    3,000,000      2,975,978
   Donnelley (RR) & Sons Co....................................     A1/P1     6.40     07/05/00    3,000,000      2,997,844
   Du Pont (E.I.) de Nemours...................................    A1+/P1     6.42     07/07/00      300,000        299,676
   Du Pont (E.I.) de Nemours...................................    A1+/P1     6.53     07/18/00    1,188,000      1,184,311
   Emerson Electric............................................    A1+/P1     6.54     07/10/00      990,000        988,370
   Fluor Corp..................................................     A1/P1     6.42     07/07/00      350,000        348,943
   Fluor Corp..................................................     A1/P1     6.68     07/25/00      300,000        298,664
   Ford Motor Credit Corp......................................     A1/P1     6.70     07/20/00      100,000         99,646
   Ford Motor Credit Corp......................................     A1/P1     6.43     07/07/00    3,500,000      3,496,211
   Gannett Co., Inc. ..........................................    A1+/P1     6.50     07/14/00    1,140,000      1,137,303
   General Electric Capital Corp...............................    A1+/P1     6.57     07/21/00    3,500,000      3,487,111
   General Motors Acceptance Corp..............................    A1+/P1     6.60     07/26/00    1,000,000        995,416
   Grainger (W.W.) Inc. .......................................    A1+/P1     6.60     07/31/00    2,000,000      1,988,939
   Great Lakes Chemical Corp...................................     A1/P1     6.55     08/07/00    2,000,000      1,986,492
   Great Lakes Chemical Corp...................................     A1/P1     6.55     08/11/00    1,000,000        992,514
   Great Lakes Chemical Corp...................................     A1/P1     6.58     08/25/00      781,000        773,143
   Heinz (H.J.) Co.............................................     A1/P1     6.53     08/14/00    3,500,000      3,472,005
   Hershey Foods Corp..........................................     A1/P1     6.52     07/31/00    2,089,000      2,077,627
   International Lease Fin. Corp...............................    A1+/P1     6.54     08/10/00    1,135,000      1,126,724
   Kansas City Power & Light...................................     A1/P1     6.57     08/22/00    1,304,000      1,291,605
   Kimberly-Clark..............................................    A1+/P1     6.52     07/26/00    4,000,000      3,981,853
   Merrill Lynch & Co., Inc. ..................................    A1+/P1     6.45     07/05/00      130,000        129,906
   Merrill Lynch & Co., Inc. ..................................    A1+/P1     6.54     08/04/00    2,392,000      2,377,155
   Merrill Lynch & Co., Inc. ..................................    A1+/P1     6.58     08/10/00    1,400,000      1,389,757
   Motorola Credit Corp........................................    A1+/P1     6.55     07/28/00    2,000,000      1,990,103
   New York Times Co...........................................     A1/P1     6.53     08/03/00    1,970,000      1,958,154
   New York Times Co...........................................     A1/P1     6.60     08/03/00      450,000        447,276
   New York Times Co...........................................     A1/P1     6.61     08/15/00      450,000        446,281
   NIKE Inc. ..................................................     A1/P1     6.55     07/17/00    2,110,000      2,103,809
   Potomac Electric Power Co...................................     A1/P1     6.55     07/11/00    1,155,000      1,152,884
   Potomac Electric Power Co...................................     A1/P1     6.53     07/28/00    2,326,000      2,314,586
   7-Eleven Inc. ..............................................    A1+/P1     6.85     07/14/00    1,940,000      1,935,200
   SBC Communications, Inc. ...................................    A1+/P1     6.35     07/05/00    2,095,000      2,093,507
   SBC Communications, Inc. ...................................    A1+/P1     6.30     07/06/00    1,000,000        999,116
   SBC Communications, Inc. ...................................    A1+/P1     6.56     07/20/00      610,000        607,874
   Sherwin-Williams............................................    A1+/P1     6.75     07/13/00      250,000        249,437
   Sherwin-Williams............................................    A1+/P1     6.55     08/07/00    1,735,000      1,723,295
   Sherwin-Williams............................................     A1/P1     6.62     07/27/00      299,000        297,570
   Sherwin-Williams............................................     A1/P1     6.62     08/10/00      571,000        566,798
   Snap-On, Inc. ..............................................    A1+/P1     6.58     07/11/00    2,970,000      2,964,532

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                            Discount                 Face        Amortized
                                                                  Rating*     Rate     Maturity     Amount         Cost
                                                                 --------   --------   --------   ----------    -----------
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
   Toyota Credit de Puerto Rico................................    A1+/P1       6.42%  07/06/00   $1,824,000    $ 1,822,357
   UBS Finance (Delw.) Inc. ...................................    A1+/P1       6.96   07/03/00    3,500,000      3,498,646
   Unilever Capital Corp.......................................    A1+/P1       6.45   07/10/00    2,015,000      2,011,720
   Washington Post.............................................    A1+/P1       6.53   08/01/00    2,500,000      2,485,876
   Wisconson Energy Corp.......................................    A1+/P1       6.53   07/19/00    1,590,000      1,584,792
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $94,491,979) 100%          .........................................................................  $94,491,979
                                                                                                                ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                      Shares       Value
                                     --------  ------------
INDEXED ASSETS:
COMMON STOCKS
  3Com Corp.........................   14,493  $    835,159
  Abbott Laboratories...............   64,008     2,852,357
  Adaptec, Inc. ....................    4,260        96,915
  ADC Telecommunications, Inc. .....   13,931     1,168,463
  Adobe Systems, Inc. ..............    4,946       642,980
  Advanced Micro Devices, Inc. .....    6,328       488,838
  AES Corp..........................   17,608       803,365
  Aetna, Inc. ......................    5,822       373,700
  Aflac, Inc. ......................   10,966       503,751
  Agilent Technologies, Inc. .......   18,555     1,368,431
  Air Products & Chemicals, Inc. ...    9,499       292,688
  Alberto-Culver Co.................    2,331        71,241
  Albertson's, Inc. ................   17,501       581,908
  Alcan Aluminum Ltd................    9,040       280,240
  ALCOA, Inc. ......................   35,694     1,035,126
  Allegheny Technologies, Inc. .....    3,438        61,884
  Allergan, Inc. ...................    5,353       398,799
  Allied Waste Industries, Inc. ....    7,823        78,230
  Allstate Corp.....................   30,762       684,455
  Alltel Corp.......................   13,024       806,674
  Altera Corp.......................    8,223       838,232
  Alza Corp.........................    4,240       250,690
  Amerada Hess Corp.................    3,743       231,130
  Ameren Corp.......................    5,669       191,329
  America Online, Inc. .............   94,907     5,006,344
  American Electric Power, Inc. ....   13,291       393,752
  American Express Co...............   55,188     2,876,675
  American General Corp.............   10,262       625,982
  American Greetings Corp. Cl A.....    2,694        51,186
  American Home Products Corp.......   53,877     3,165,274
  American Int'l. Group, Inc. ......   63,676     7,481,930
  American Power Conversion.........    8,008       326,827
  Amgen, Inc. ......................   42,417     2,979,794
  AMR Corp..........................    6,183       163,463
  Amsouth Bancorporation............   16,198       255,119
  Anadarko Petroleum Corp...........    5,292       260,962
  Analog Devices, Inc. .............   14,617     1,110,892
  Andrew Corp.......................    3,332       111,830
  Anheuser-Busch Cos., Inc. ........   18,662     1,393,818
  Aon Corp..........................   10,570       328,331
  Apache Corp.......................    4,698       276,301
  Apple Computer, Inc. .............   13,448       704,339
  Applied Materials, Inc. ..........   33,361     3,023,341
  Archer-Daniels-Midland Co.........   24,876       244,096
  Armstrong Holdings, Inc. .........    1,673        25,618
  Ashland, Inc. ....................    2,915       102,207
  Associates First Capital Corp.....   30,090       671,383
  AT&T Corp.........................  154,988     4,901,507
  Autodesk, Inc. ...................    2,409        83,562
  Automatic Data Processing, Inc. ..   25,911     1,387,858
  AutoZone, Inc. ...................    5,526       121,572
  Avery Dennison Corp...............    4,633       310,990
  Avon Products, Inc. ..............    9,808       436,456
  Baker Hughes, Inc. ...............   13,636       436,352
  Ball Corp.........................    1,228        39,526
  Bank of America Corp..............   68,462     2,943,866
  Bank of New York Co., Inc. .......   30,468     1,416,762
  Bank One Corp.....................   47,379     1,258,505
  Bard (C.R.), Inc. ................    2,085       100,341
  Barrick Gold Corp.................   16,331       297,020
  Bausch & Lomb, Inc. ..............    2,193       169,683
  Baxter International, Inc. .......   11,992       843,188
  BB & T Corp.......................   14,390       343,561
  Bear Stearns Cos., Inc. ..........    4,569       190,185
  Becton Dickinson & Co.............   10,428       299,153
  Bed Bath & Beyond, Inc. ..........    5,798       210,178
  BellSouth Corp....................   77,728     3,313,156
  Bemis Co..........................    2,184        73,437
  Best Buy Co., Inc. ...............    8,445       534,146
  Bestfoods.........................   11,342       785,434
  Bethlehem Steel Corp..............    5,477        19,512
  Biogen, Inc. .....................    6,134       395,643
  Biomet, Inc. .....................    4,888       187,883
  Black & Decker Corp...............    3,518       138,301
  Block (H. & R.), Inc. ............    4,088       132,349
  BMC Software, Inc. ...............   10,088       368,055
  Boeing Co.........................   37,476     1,566,965
  Boise Cascade Corp................    2,387        61,764
  Boston Scientific Corp............   16,843       369,493
  Briggs & Stratton Corp............      921        31,544
  Bristol-Myers Squibb Co...........   81,490     4,746,793
  Broadcom Corp. Cl A...............    8,640     1,891,620
  Brown-Forman Corp. Cl B...........    2,831       152,166
  Brunswick Corp....................    3,631        60,138
  Burlington Northern Santa Fe......   17,692       405,810
  Burlington Resources, Inc. .......    8,893       340,157
  Cabletron Systems, Inc. ..........    7,529       190,107
  Campbell Soup Co..................   17,454       508,348
  Capital One Financial Corp........    8,090       361,016
  Cardinal Health, Inc. ............   11,374       841,676
  Carnival Corp. ...................   24,971       486,935
  Caterpillar, Inc. ................   14,401       487,834
  Cendant Corp......................   29,787       417,018
  Centex Corp.......................    2,476        58,186
  CenturyTel, Inc. .................    5,793       166,549
  Ceridian Corp.....................    5,988       144,086
  Charles Schwab Corp...............   56,253     1,891,507
  Charter One Financial, Inc. ......    8,657       199,111
  Chase Manhattan Corp..............   51,092     2,353,425
  Chevron Corp. ....................   26,933     2,284,255
  Chubb Corp........................    7,228       444,522
  CIGNA Corp........................    6,727       628,975
  Cincinnati Financial Corp. .......    6,642       208,808
  CINergy Corp......................    6,583       167,455
  Circuit City Group, Inc. .........    8,424       279,572
  Cisco Systems, Inc. ..............  287,364    18,265,574
  Citigroup, Inc. ..................  139,412     8,399,573
  Citrix Systems, Inc. .............    7,648       144,834
  Clear Channel Communications......   14,001     1,050,075
  Clorox Co.........................    9,696       434,502
  CMS Energy Corp...................    4,534       100,315
  Coastal Corp......................    8,849       538,683
  Coca-Cola Co. ....................  102,248     5,872,870
  Coca-Cola Enterprises, Inc. ......   17,374       283,413
  Colgate-Palmolive Co..............   23,822     1,426,342
  Columbia Energy Group.............    3,333       218,728
  Comcast Corp. Cl A................   37,084     1,501,902
  Comerica, Inc. ...................    6,477       290,655
  Compaq Computer Corp. ............   70,146     1,793,107
  Computer Associates Intl., Inc. ..   24,309     1,244,317
  Computer Sciences Corp............    6,913       516,315
  Compuware Corp....................   14,816       153,716
  Comverse Technology Inc. .........    6,308       586,644
  Conagra, Inc. ....................   20,335       387,636
  Conexant Systems, Inc. ...........    8,978       436,555
  Conoco, Inc. .....................   25,791       633,491
  Conseco, Inc. ....................   13,555       132,161
  Consolidated Edison, Inc. ........    8,756       259,397
  Consolidated Stores Corp. ........    4,623        55,476
  Constellation Energy Group........    6,195       201,725

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                      Shares       Value
                                     --------  ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Convergys Corp....................    6,334  $    328,576
  Cooper Industries, Inc. ..........    3,849       125,333
  Cooper Tire & Rubber Co...........    3,049        33,920
  Coors (Adolph) Co. Cl B...........    1,516        91,718
  Corning, Inc. ....................   11,395     3,075,226
  Costco Wholesale Corp.............   18,456       609,048
  Countrywide Credit Industries.....    4,682       141,923
  CP&L Energy, Inc. (Holding Co)....    6,611       211,139
  Crane Co..........................    2,501        60,806
  Crown Cork & Seal, Inc. ..........    5,293        79,395
  CSX Corp..........................    9,044       191,620
  Cummins Engine Co., Inc. .........    1,729        47,115
  CVS Corp..........................   16,119       644,760
  Dana Corp.........................    6,293       133,333
  Danaher Corp......................    5,853       289,358
  Darden Restaurants, Inc. .........    5,111        83,054
  Deere & Co........................    9,681       358,197
  Dell Computer Corp................  106,375     5,245,617
  Delphi Automotive Systems Corp....   23,258       338,695
  Delta Air Lines, Inc. ............    5,060       255,846
  Deluxe Corp.......................    2,988        70,405
  Dillard's Inc. Cl A...............    3,866        47,359
  Disney (Walt) Co..................   85,836     3,331,510
  Dollar General Corp. .............   13,595       265,103
  Dominion Resources, Inc. .........    9,832       421,547
  Donnelley (R.R.) & Sons Co........    5,036       113,625
  Dover Corp........................    8,387       340,198
  Dow Chemical Co...................   27,929       843,107
  Dow Jones & Co., Inc. ............    3,663       268,315
  DTE Energy Co.....................    5,893       180,105
  Du Pont (E.I.) de Nemours & Co....   43,265     1,892,844
  Duke Energy Corp..................   15,180       855,773
  Dun & Bradstreet Corp.............    6,663       190,728
  Eastern Enterprises...............    1,128        71,064
  Eastman Chemical Co...............    3,168       151,272
  Eastman Kodak Co. ................   12,797       761,422
  Eaton Corp. ......................    3,003       201,201
  Ecolab, Inc. .....................    5,357       209,258
  Edison International..............   13,728       281,424
  El Paso Energy Corp...............    9,554       486,657
  Electronic Data Systems Corp......   19,243       793,774
  EMC Corp..........................   89,641     6,896,764
  Emerson Electric Co...............   17,629     1,064,351
  Engelhard Corp....................    5,253        89,629
  Enron Corp........................   30,241     1,950,545
  Entergy Corp......................    9,501       258,308
  Equifax, Inc. ....................    5,831       153,064
  Exxon Mobil Corp..................  143,809    11,289,007
  Fannie Mae........................   41,616     2,171,835
  Federated Department Stores.......    8,841       298,384
  FedEx Corp........................   11,978       455,164
  Fifth Third Bancorp...............   12,786       808,715
  First Data Corp...................   17,031       845,163
  First Union Corp..................   40,507     1,005,080
  Firstar Corp......................   40,072       844,017
  FirstEnergy Corp..................    9,539       222,974
  FleetBoston Financial Corp........   37,229     1,265,786
  Florida Progress Corp. ...........    4,073       190,922
  Fluor Corp........................    3,172       100,315
  FMC Corp..........................    1,254        72,732
  Ford Motor Co.....................   49,791     2,141,013
  Fort James Corp...................    8,500       196,563
  Fortune Brands, Inc. .............    6,540       150,829
  FPL Group, Inc. ..................    7,360       364,320
  Franklin Resources, Inc. .........   10,061       305,603
  Freddie Mac.......................   28,719     1,163,120
  Freeport-McMoran Copper Cl B......    6,610        61,143
  Gannett Co., Inc. ................   11,009       658,476
  Gap, Inc. ........................   35,151     1,098,469
  Gateway, Inc. ....................   13,294       754,435
  General Dynamics Corp. ...........    8,289       433,100
  General Electric Co...............  408,707    21,661,471
  General Mills, Inc. ..............   12,041       460,568
  General Motors Corp...............   22,101     1,283,239
  Genuine Parts Co..................    7,306       146,120
  Georgia-Pacific Group.............    7,045       184,931
  Gillette Co.......................   43,124     1,506,645
  Global Crossing Ltd...............   36,422       958,354
  Golden West Financial Corp. ......    6,531       266,546
  Goodrich (B.F.) Co. ..............    4,434       151,033
  Goodyear Tire & Rubber Co.........    6,475       129,500
  GPU, Inc. ........................    5,012       135,637
  Grainger (W.W.), Inc. ............    3,901       120,200
  Great Atlantic & Pac. Tea, Inc. ..    1,603        26,650
  Great Lakes Chemical Corp.........    2,249        70,844
  GTE Corp..........................   39,772     2,475,807
  Guidant Corp......................   12,661       626,720
  Halliburton Co....................   18,340       865,419
  Harcourt General, Inc. ...........    2,971       161,548
  Harley-Davidson, Inc. ............   12,534       482,559
  Harrah's Entertainment, Inc. .....    5,049       105,713
  Hartford Financial Svs Gp., Inc. .    8,877       496,557
  Hasbro, Inc. .....................    7,110       107,094
  HCA - The Healthcare Company......   23,037       699,749
  HealthSouth Corp. ................   16,002       115,014
  Heinz (H.J.) Co...................   14,551       636,606
  Hercules, Inc. ...................    4,440        62,438
  Hershey Food Corp.................    5,667       274,850
  Hewlett-Packard Co................   41,315     5,159,211
  Hilton Hotels Corp................   15,280       143,250
  Home Depot, Inc. .................   95,574     4,772,727
  Homestake Mining Co...............   10,781        74,119
  Honeywell International, Inc. ....   32,973     1,110,778
  Household International, Inc. ....   19,547       812,422
  Humana, Inc. .....................    6,939        33,828
  Huntington Bancshares, Inc. ......    9,170       145,001
  Illinois Tool Works, Inc. ........   12,445       709,365
  IMS Health, Inc. .................   12,278       221,004
  Inco Ltd..........................    7,506       115,405
  Ingersoll Rand Co.................    6,686       269,112
  Intel Corp. ......................  138,350    18,495,666
  International Paper Co............   19,993       596,041
  Interpublic Group of Cos., Inc. ..   12,464       535,952
  Intl. Business Machines Corp. ....   73,238     8,024,138
  Intl. Flavors & Fragrances........    4,247       128,206
  ITT Industries, Inc. .............    3,631       110,292
  Jefferson-Pilot Corp..............    4,259       240,367
  Johnson & Johnson.................   57,459     5,853,636
  Johnson Controls, Inc. ...........    3,542       181,749
  Kansas City Southern Inds.........    4,614       409,204
  Kaufman & Broad Home Corp. .......    1,991        39,447
  Kellogg Co. ......................   16,755       498,461
  Kerr-McGee Corp...................    3,889       229,208
  KeyCorp...........................   17,961       316,563
  Kimberly Clark Corp...............   22,953     1,316,928
  KLA Tencor Corp. .................    7,683       449,936
  Kmart Corp........................   19,871       135,371
  Knight-Ridder, Inc. ..............    3,209       170,679
  Kohl's Corp.......................   13,476       749,603
  Kroger Co.........................   34,456       760,186

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                      Shares       Value
                                     --------  ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Legget & Platt....................    8,132  $    134,178
  Lehman Brothers Holdings, Inc. ...    4,992       472,056
  Lexmark Int'l, Inc. ..............    5,332       358,577
  Lilly (Eli) & Co..................   46,655     4,659,668
  Limited, Inc. ....................   17,789       384,687
  Lincoln National Corp.............    7,921       286,146
  Linear Technology Corp. ..........   12,851       821,661
  Liz Claiborne, Inc. ..............    2,255        79,489
  Lockheed Martin Corp..............   16,534       410,250
  Loews Corp........................    4,074       244,440
  Longs Drug Stores Corp. ..........    1,641        35,692
  Louisiana-Pacific Corp. ..........    4,303        46,795
  Lowe's Companies, Inc. ...........   15,794       648,541
  LSI Logic Corp....................   12,682       686,413
  Lucent Technologies...............  134,525     7,970,606
  Mallinckrodt, Inc. ...............    2,776       120,583
  Manor Care, Inc. .................    4,305        30,135
  Marriott International, Inc. .....    9,899       356,983
  Marsh & McLennan Cos., Inc. ......   11,137     1,163,120
  Masco Corp........................   18,512       334,373
  Mattel, Inc. .....................   17,586       231,915
  Maxim Integrated Products, Inc. ..   11,668       792,695
  May Department Stores Co..........   13,736       329,664
  Maytag Corp.......................    3,238       119,401
  MBIA, Inc. .......................    4,064       195,834
  MBNA Corp.........................   33,122       898,434
  McDermott International, Inc. ....    2,486        21,908
  McDonald's Corp...................   55,201     1,818,183
  McGraw-Hill Cos., Inc. ...........    8,035       433,890
  McKesson HBOC, Inc. ..............   11,664       244,215
  Mead Corp. .......................    4,246       107,212
  Medimmune, Inc. ..................    8,620       637,880
  Medtronic, Inc. ..................   49,445     2,462,979
  Mellon Financial Corp.............   20,292       739,390
  Merck & Co., Inc. ................   94,991     7,278,685
  Mercury Interactive Corp..........    3,150       304,763
  Meredith Corp.....................    2,093        70,639
  Merrill Lynch & Co., Inc. ........   16,024     1,842,760
  MGIC Investment Corp..............    4,372       198,926
  Micron Technology, Inc. ..........   22,920     2,018,393
  Microsoft Corp. ..................  217,395    17,391,570
  Millipore Corp....................    1,904       143,514
  Minnesota Mining & Mfg. Co........   16,351     1,348,958
  Molex Inc., Cl A..................    8,118       390,679
  Morgan (J.P.) & Co., Inc. ........    6,706       738,498
  Morgan Stanley Dean Witter........   46,757     3,892,520
  Motorola, Inc. ...................   88,911     2,583,976
  Nabisco Group Holdings............   13,510       350,416
  National City Corp. ..............   25,044       427,313
  National Semiconductor Corp.......    7,294       413,935
  National Service Industries.......    1,700        33,150
  Navistar International Corp.......    2,557        79,427
  NCR Corp..........................    3,930       153,024
  Network Appliance, Inc. ..........   12,582     1,012,851
  New Century Energies, Inc. .......    4,824       144,720
  New York Times Co. Cl A...........    7,020       277,290
  Newell Rubbermaid, Inc. ..........   11,011       283,533
  Newmont Mining Corp...............    6,942       150,121
  Nextel Communications, Inc. ......   31,328     1,916,882
  Niagara Mohawk Holdings, Inc. ....    7,121        99,249
  Nicor, Inc. ......................    1,919        62,607
  Nike, Inc. Cl B...................   11,296       449,722
  Nordstrom, Inc. ..................    5,561       134,159
  Norfolk Southern Corp. ...........   15,826       235,412
  Nortel Networks Corp. Holding.....  122,374     8,352,026
  Northern States Power Co..........    6,491       131,037
  Northern Trust Corp...............    9,184       597,534
  Northrop Grumman Corp.............    2,884       191,065
  Novell, Inc. .....................   13,609       125,883
  Novellus Systems, Inc. ...........    5,397       305,268
  Nucor Corp........................    3,513       116,588
  Occidental Petroleum Corp. .......   15,227       320,719
  Office Depot, Inc. ...............   13,062        81,638
  Old Kent Financial Corp...........    5,673       151,757
  Omnicom Group, Inc. ..............    7,338       653,541
  Oneok, Inc. ......................    1,206        31,281
  Oracle Corp.......................  117,257     9,856,917
  Owens Corning.....................    2,288        21,164
  Owens-Illinois, Inc. .............    6,054        70,756
  Paccar, Inc. .....................    3,161       125,452
  Pactiv Corp.......................    6,979        54,960
  Paine Webber Group, Inc. .........    6,016       273,728
  Pall Corp.........................    5,108        94,498
  Parametric Technology Corp........   11,402       125,422
  Parker Hannifin Corp..............    4,625       158,406
  Paychex, Inc. ....................   15,317       643,314
  PE Corp-PE Biosystems Group.......    8,605       566,854
  Peco Energy Co....................    7,005       282,389
  Penney (J.C.) Co., Inc. ..........   10,778       198,719
  Peoples Energy Corp...............    1,483        48,012
  Peoplesoft, Inc. .................   11,401       190,967
  PepsiCo, Inc. ....................   59,530     2,645,364
  Perkin Elmer, Inc. ...............    2,030       134,234
  Pfizer, Inc. .....................  260,034    12,481,620
  PG & E Corp.......................   15,905       391,661
  Pharmacia Corp....................   52,437     2,710,337
  Phelps Dodge Corp.................    3,253       120,972
  Phillip Morris Cos., Inc. ........   94,465     2,509,227
  Phillips Petroleum Co. ...........   10,492       531,813
  Pinnacle West Capital Corp........    3,501       118,596
  Pitney Bowes, Inc. ...............   10,647       425,880
  Placer Dome, Inc. ................   13,484       128,941
  PNC Financial Services Group......   11,997       562,359
  Polaroid Corp.....................    1,859        33,578
  Potlatch Corp.....................    1,211        40,114
  PPG Industries, Inc. .............    7,198       318,961
  PPL Corporation...................    6,000       131,625
  Praxair, Inc. ....................    6,513       243,830
  Price (T. Rowe) Associates........    4,995       212,288
  Proctor & Gamble Co. .............   54,030     3,093,218
  Progressive Corp. of Ohio.........    3,018       223,332
  Providian Financial Corp..........    5,886       529,740
  Public Svc. Enterprise Group......    8,937       309,444
  Pulte Corp........................    1,701        36,784
  Quaker Oats Co....................    5,408       406,276
  Qualcomm, Inc. ...................   30,613     1,836,780
  Quintiles Transnational Corp......    4,800        67,800
  Radioshack Corp...................    7,711       365,309
  Ralston Purina Co.................   12,637       251,950
  Raytheon Co.......................   14,018       269,847
  Reebok International Ltd..........    2,348        37,421
  Regions Financial Corp............    9,115       181,161
  Reliant Energy, Inc. .............   12,248       362,082
  Rite-Aid Corp.....................   10,726        70,389
  Rockwell Intl., Corp. ............    7,767       244,661
  Rohm Haas Co......................    8,986       310,017
  Rowan Cos., Inc. .................    3,851       116,974
  Royal Dutch Petroleum Co. N.Y. ...   88,583     5,453,391
  Russell Corp. ....................    1,381        27,620
  Ryder System, Inc. ...............    2,457        46,529

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                      Shares       Value
                                     --------  ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Sabre Group Holdings, Inc. .......    5,332  $    151,962
  Safeco Corp.......................    5,272       104,781
  Safeway, Inc. ....................   20,507       925,378
  Sanmina Corp......................    6,125       523,688
  Sapient Corp......................    2,431       259,965
  Sara Lee Corp.....................   35,922       693,744
  SBC Communications, Inc. .........  140,529     6,077,879
  Schering-Plough Corp..............   60,484     3,054,442
  Schlumberger, Ltd.................   23,508     1,754,285
  Scientific-Atlanta, Inc. .........    6,579       490,136
  Seagate Technology................    9,387       516,285
  Seagram Co. Ltd. (The)............   18,029     1,045,682
  Sealed Air Corp. (New)............    3,456       181,008
  Sears Roebuck & Co................   14,564       475,151
  Sempra Energy.....................    8,465       143,905
  Sherwin-Williams Co. .............    6,765       143,333
  Siebel Systems, Inc. .............    8,246     1,348,736
  Sigma-Aldrich Corp................    3,522       103,019
  SLM Holding Corp..................    6,470       242,221
  Snap-On, Inc. ....................    2,445        65,098
  Solectron Corp....................   24,630     1,031,381
  Southern Co.......................   26,795       624,658
  SouthTrust Corp...................    6,949       157,221
  Southwest Airlines Co.............   20,500       388,219
  Springs Industries, Inc. Cl A.....      747        24,044
  Sprint Corp. (FON Group)..........   36,214     1,846,914
  Sprint Corp. (PCS Group)..........   37,809     2,249,636
  St. Jude Medical, Inc. ...........    3,463       158,865
  St. Paul Companies, Inc. .........    8,761       298,969
  Stanley Works.....................    3,620        85,975
  Staples, Inc. ....................   20,008       307,623
  Starbucks Corp. ..................    7,583       289,576
  State Street Corp.................    6,646       704,891
  Summit Bancorp....................    7,237       178,211
  Sun Microsystems, Inc. ...........   65,536     5,959,680
  Sunoco, Inc. .....................    3,655       107,594
  Suntrust Banks, Inc. .............   12,494       570,820
  Supervalu, Inc. ..................    5,431       103,528
  Synovus Financial Corp............   11,666       205,613
  Sysco Corp. ......................   13,765       579,851
  Target Corp.......................   18,838     1,092,604
  Tektronix, Inc. ..................    1,991       147,334
  Tellabs, Inc. ....................   16,916     1,157,689
  Temple-Inland, Inc. ..............    2,165        90,930
  Tenet Healthcare Corp.............   12,896       348,192
  Teradyne, Inc. ...................    7,154       525,819
  Texaco, Inc. .....................   22,806     1,214,420
  Texas Instruments, Inc. ..........   67,601     4,643,344
  Textron, Inc. ....................    5,957       323,540
  Thermo Electron Corp..............    6,439       135,621
  Thomas & Betts Corp. .............    2,414        46,168
  Tiffany & Co......................    2,990       201,825
  Time Warner, Inc. ................   54,355     4,130,980
  Timken Co.........................    2,518        46,898
  TJX Companies, Inc. ..............   12,392       232,350
  Torchmark Corp....................    5,294       130,696
  Tosco Corp. ......................    5,970       169,026
  Toys R Us, Inc. ..................    8,933       130,087
  Transocean Sedco Forex, Inc. .....    8,694       464,586
  Tribune Co........................   12,739       445,865
  Tricon Global Restaurants Inc. ...    6,091       172,071
  TRW, Inc. ........................    5,077       220,215
  Tupperware Corp...................    2,409        52,998
  TXU Corp..........................   10,894       321,373
  Tyco International Ltd............   69,733     3,303,601
  U.S. Bancorp......................   31,059       597,886
  U.S. West, Inc. ..................   20,973     1,798,435
  Unicom Corp.......................    7,344       284,121
  Unilever N.V......................   23,612     1,015,316
  Union Carbide Corp. ..............    5,564       275,418
  Union Pacific Corp. ..............   10,239       380,763
  Union Pacific Resources Group.....   10,441       229,702
  Union Planters Corp. .............    5,590       156,171
  Unisys Corp. .....................   12,880       187,565
  United Technologies Corp..........   19,438     1,144,412
  UnitedHealth Group Inc. ..........    6,709       575,297
  Unocal Corp. .....................   10,042       332,641
  UNUMProvident Corp. ..............    9,941       199,441
  US Airways Group Inc. ............    2,752       107,328
  UST, Inc. ........................    6,701        98,421
  USX-Marathon Group................   12,869       322,529
  USX-U.S. Steel Group..............    3,693        68,551
  V F Corp..........................    4,717       112,324
  Veritas Software Corp.............   16,149     1,825,089
  Verizon Communications............   63,852     3,244,480
  Viacom, Inc. Cl B.................   62,999     4,295,744
  Visteon Corp......................    5,369        65,103
  Vulcan Materials Co. .............    4,177       178,306
  W.R. Grace & Co. .................    2,789        33,817
  Wachovia Corp. ...................    8,364       453,747
  Walgreen Co.......................   41,636     1,340,159
  Wal-Mart Stores, Inc. ............  184,123    10,610,088
  Washington Mutual, Inc. ..........   22,629       653,412
  Waste Management, Inc. ...........   25,665       487,635
  Watson Pharmaceuticals, Inc. .....    4,008       215,430
  Wellpoint Health Networks Inc. ...    2,564       185,730
  Wells Fargo & Company.............   66,561     2,579,239
  Wendy's International, Inc. ......    4,699        83,701
  Westvaco Corp. ...................    4,190       103,964
  Weyerhaeuser Co...................    9,624       413,832
  Whirlpool Corp....................    3,018       140,714
  Willamette Industries, Inc. ......    4,576       124,696
  Williams Cos., Inc. ..............   18,250       760,797
  Winn-Dixie Stores, Inc. ..........    5,969        85,431
  WorldCom Inc. ....................  118,276     5,425,912
  Worthington Industries, Inc. .....    3,561        37,391
  Wrigley (Wm.) Jr. Co. ............    4,714       378,004
  Xerox Corp........................   27,512       570,874
  Xilinx, Inc. .....................   13,273     1,095,852
  Yahoo!, Inc. .....................   22,443     2,780,127
  Young & Rubicam, Inc. ............    2,981       170,476
                                               ------------
  TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $245,088,171) 58.2%................    517,984,909
                                               ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                   Face
                                                                           Rate     Maturity      Amount          Value
                                                                          -------  ---------    -----------  --------------
INDEXED ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.1%)
   U.S. Treasury Bill(a)...............................................     5.68%   08/24/00     $  600,000    $    594,857
   U.S. Treasury Bill(a)...............................................     5.56    09/28/00        640,000         630,865
                                                                                                               ------------
                                                                                                                  1,225,722
                                                                                                               ------------
COMMERCIAL PAPER (2.0%)
   Ford Motor Credit Puerto Rico ......................................     6.60    07/07/00      5,000,000       4,994,492
   Sony Capital Corp...................................................     6.62    07/10/00      4,810,000       4,802,028
   UBS Finance (Delw.) Inc.............................................     6.65    07/05/00      5,000,000       4,996,300
   UBS Finance (Delw.) Inc.............................................     6.96    07/03/00      3,010,000       3,008,836
                                                                                                               ------------
                                                                                                                 17,801,656
                                                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $19,027,701) 2.1%................................................................................      19,027,378
                                                                                                               ------------
TOTAL INDEXED ASSETS
   (Cost: $264,115,872) 60.3%..............................................................................    $537,012,287
                                                                                                               ------------

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2000:


                                                                                Expiration    Underlying Face  Unrealized
                                                                                   Date       Amount at Value    (Loss)
                                                                              ------------    ---------------  ----------
Purchased

   53 S&P 500 Stock Index Futures Contracts............................       September 2000   $19,452,325     $(430,334)
                                                                                               ===========     =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.2%

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                       Shares         Value
                                      -------      ------------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.4%)
  Alcan Aluminum Ltd................   23,800      $    737,800
  Eastman Chemical Co...............   21,000         1,002,750
  Millenium Chemical, Inc...........   52,900           899,300
  Newmont Mining Corp...............   35,500           767,688
                                                   ------------
                                                      3,407,538
                                                   ------------
CONSUMER, CYCLICAL (3.1%)
  AT&T Corp - Liberty Media 'A'*....   54,200         1,314,350
  Bed Bath & Beyond, Inc.*..........   16,877           611,791
  BJ Services Co.*..................   19,865         1,241,563
  BJ's Wholesale Club, Inc.*........   36,440         1,202,520
  CNET Networks, Inc.*..............   54,008         1,326,572
  Cox Radio, Inc.*..................   43,876         1,228,528
  CVS Corp..........................   68,700         2,748,000
  Disney (Walt) Co..................   70,500         2,736,281
  Gallagher (Arthur J.) & Co. ......   55,100         2,314,200
  Harrah's Entertainment, Inc.*.....   52,000         1,088,750
  Marriott International, Inc. .....   30,000         1,081,875
  Michaels Stores, Inc.*............   19,400           888,763
  New York Times Co. Cl A...........   20,000           790,000
  Outback Steakhouse, Inc.*.........   35,000         1,023,750
  Radio One, Inc. Cl D*.............   16,000           353,000
  Reebok International Ltd.*........   76,000         1,211,250
  Trex, Inc. .......................   46,100         2,305,000
  Viacom, Inc. Cl B*................   39,700         2,707,044
  Young & Rubicam, Inc. ............   23,705         1,355,630
                                                   ------------
                                                     27,528,867
                                                   ------------
CONSUMER, NON-CYCLICAL (0.9%)
  Alberto-Culver Co.................   37,000         1,130,813
  Anheuser-Busch Cos., Inc. ........   14,000         1,045,625
  Hershey Food Corp.................   22,000         1,067,000
  Kroger Co.*.......................  101,000         2,228,313
  Safeway, Inc.*....................   54,300         2,450,288
                                                   ------------
                                                      7,922,039
                                                   ------------
ENERGY (3.9%)
  Anadarko Petroleum Corp...........    3,000           147,938
  Core Laboratories N.V.*...........   61,800         1,792,200
  Devon Energy Corp.................    3,000           168,563
  Enron Corp........................    2,600           167,700
  Forest Oil Corp.*.................   77,900         1,241,531
  Grey Wolf Inc.*...................  195,200           976,000
  Kerr-McGee Corp...................   33,500         1,974,406
  Kinder Morgan, Inc. ..............   93,400         3,228,138
  Lyondell Petrochemical Co. .......   56,900           953,075
  Midcoast Energy Res., Inc. .......   38,100           600,075
  Murphy Oil Corp...................   38,400         2,282,400
  NewField Exploration Company*.....   47,900         1,874,088
  Occidental Petroleum Corp. .......   84,500         1,779,781
  Ocean Energy, Inc.*...............  253,300         3,593,694
  Precision Drilling Corp.*.........   54,000         2,085,750
  Pride International, Inc.*........   63,800         1,579,050
  Quanta Services, Inc.*............   20,850         1,146,750
  R & B Falcon Corp.*...............   77,100         1,816,669
  Rowan Cos., Inc.*.................   98,900         3,004,088
  Schlumberger, Ltd.................   17,900         1,335,788
  Stone Energy Corp.*...............   42,580         2,544,155
  Transocean Sedco Forex, Inc. .....   20,000         1,068,750
                                                   ------------
                                                     35,360,589
                                                   ------------
FINANCIAL (5.9%)
  Ace, Ltd..........................   75,600         2,116,800
  American Express Co...............   24,600         1,282,275
  American Int'l. Group, Inc........   27,175         3,193,063
  Apartment Investment & Mgmt. Co...   28,500         1,232,625
  Arden Realty Group................   40,500           951,750
  Bank of America Corp..............   25,900         1,113,700
  Bank of New York Co., Inc. .......   56,800         2,641,200
  Boston Properties.................   54,000         2,085,750
  Chubb Corp........................   15,800           971,700
  Citigroup, Inc. ..................  150,050         9,040,513
  Equity Res. Pptys. Tr. Co.........   42,200         1,941,200
  FleetBoston Financial Corp........   70,000         2,380,000
  HCC Insurance Holdings, Inc. .....   62,600         1,181,575
  Hilb, Rogal & Hamilton Co.........   58,000         2,011,875
  Home Properties Inc. .............   43,300         1,299,000
  Kimco Realty Corp.................   47,800         1,959,800
  Marsh & McLennan Cos., Inc. ......   26,400         2,757,150
  Mellon Financial Corp.............   45,000         1,639,688
  Morgan Stanley Dean Witter........   35,800         2,980,350
  Mutual Risk Management Ltd........  115,800         2,004,788
  SL Green Realty Corp..............   74,300         1,987,525
  Spieker Properties, Inc. .........   40,900         1,932,525
  St. Paul Companies, Inc. .........   30,200         1,030,575
  Vornado Realty Trust..............   27,600           959,100
  XL Capital Limited................   36,100         1,953,913
                                                   ------------
                                                     52,648,440
                                                   ------------
HEALTHCARE (3.9%)
  Alza Corp.*.......................   33,650         1,989,556
  Bristol-Myers Squibb Co...........   21,700         1,264,025
  Celgene Corp.*....................   34,400         2,025,300
  Forest Laboratories, Inc.*........   38,472         3,885,672
  HCA - The Healthcare Company......   86,350         2,622,881
  IDEC Pharmaceuticals Corp.*.......    8,900         1,044,081
  King Pharmaceuticals Inc.*........   66,100         2,900,138
  Lifepoint Hospitals Inc.*.........   84,800         1,886,800
  Lilly (Eli) & Co..................   13,600         1,358,300
  Minimed, Inc.*....................   25,600         3,020,800
  Oxford Health Plans, Inc.*........  203,200         4,838,700
  Pharmacia Corp....................   28,200         1,457,588
  Province Healthcare Co.*..........   56,300         2,033,838
  Sepracor, Inc.*...................   22,782         2,748,079
  Triad Hospitals, Inc.*............   75,600         1,828,575
                                                   ------------
                                                     34,904,333
                                                   ------------
INDUSTRIAL (4.5%)
  AES Corp.*........................   38,400         1,752,000
  Aspect Communications Inc.*.......   26,300         1,033,919
  Asyst Technologies, Inc.*.........   25,700           880,225
  BISYS Group, Inc.*................   38,600         2,373,900
  Boeing Co.........................   27,000         1,128,938
  CommScope, Inc.*..................   24,300           996,300
  Convergys Corp.*..................   24,000         1,245,000
  CSG Systems Intl., Inc.*..........   21,900         1,227,769
  Documentum, Inc.*.................   30,400         2,717,000
  Dycom Industries, Inc.*...........   25,400         1,168,400
  FactSet Research Systems, Inc. ...   43,948         1,241,531
  Fiserv, Inc.*.....................   16,800           726,600
  Forward Air Corporation*..........   85,848         3,433,920
  Grant Prideco, Inc.*..............   27,800           695,000
  Hooper Holmes, Inc. ..............  103,800           830,400
  HS Resources, Inc.*...............   51,300         1,539,000
  Kent Electronics Corp.*...........   45,700         1,362,431
  KLA Tencor Corp.*.................   13,600           796,450
  Lam Research Corp.*...............   23,300           873,750
  Mettler-Toledo International*.....   23,870           954,800
  Millipore Corp....................   10,900           821,588
  Olin Corp.........................   63,500         1,047,750
  PRI Automation, Inc.*.............   36,463         2,384,337
  SDL, Inc.*........................    9,100         2,595,206
  Spartech Corp.....................   39,700         1,071,900

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                       Shares         Value
                                      -------      ------------
ACTIVE ASSETS (CONTINUED):
INDUSTRIAL (CONTINUED)
  Varco International, Inc.*........  112,790      $  2,622,368
  Waters Corp.*.....................    9,977         1,245,254
  Wellman, Inc. ....................   63,500         1,027,906
                                                   ------------
                                                     39,793,642
                                                   ------------
TECHNOLOGY (14.2%)
  Analog Devices, Inc.*.............   18,000         1,368,000
  ANTEC Corp.*......................   29,173         1,212,503
  Applied Materials, Inc.*..........   91,400         8,283,125
  Atmel Corp.*......................  108,700         4,008,313
  ATMI, Inc.*.......................   30,152         1,402,068
  Aware, Inc.*......................   13,898           710,535
  Business Objects S.A.-Sp. ADR*....   31,100         2,740,688
  Ciena Corp.*......................   39,500         6,584,156
  Cisco Systems, Inc.*..............  340,900        21,668,456
  Compaq Computer Corp. ............   23,700           605,831
  Comverse Technology Inc.*.........   17,000         1,581,000
  Critical Path, Inc.*..............   27,900         1,626,919
  Cytyc Corporation*................   36,400         1,942,850
  Dallas Semiconductor Corp.........   27,226         1,109,460
  Efficient Networks, Inc.*.........   19,000         1,397,688
  Entrust Technologies, Inc.*.......   33,200         2,747,300
  E-Speed, Inc. Cl A*...............   22,200           964,313
  Getty Images, Inc.*...............   35,200         1,304,600
  Intel Corp. ......................   82,450        11,022,534
  Intuit, Inc.*.....................   11,379           470,806
  ISS Group, Inc. ..................   15,600         1,540,257
  JDA Software Group, Inc.*.........   63,500         1,218,406
  JDS Uniphase Corp.*...............   44,500         5,334,438
  Kana Communications, Inc.*........   16,400         1,014,750
  Lattice Semiconductor Corp.*......   21,978         1,519,229
  Liberare Technologies*............   15,500           454,344
  Linear Technology Corp. ..........   98,850         6,320,222
  Lockheed Martin Corp..............   33,700           836,181
  Maxim Integrated Products, Inc.*..   91,400         6,209,488
  Metasolv Software, Inc.*..........   15,300           673,200
  Microchip Technology, Inc.*.......   46,671         2,719,314
  Micromuse, Inc.*..................    7,400         1,224,585
  Micron Technology, Inc.*..........   20,000         1,761,250
  Microsoft Corp.*..................   16,100         1,287,987
  Networks Associates, Inc.*........  110,700         2,255,513
  Northrop Grumman Corp.............   12,400           821,500
  Perkin Elmer, Inc. ...............   32,600         2,155,675
  Phone.com, Inc.*..................   17,100         1,113,638
  RealNetworks, Inc.*...............   22,100         1,117,431
  Symbol Technologies, Inc. ........   15,300           826,200
  Teletech Holdings, Inc.*..........   55,700         1,730,181
  United Technologies Corp..........   20,000         1,177,500
  Varian Semiconductor Equip.*......   23,600         1,482,375
  Veritas Software Corp.*...........   12,000         1,356,187
  Vignette Corporation*.............   18,798           977,789
  Vitria Technology, Inc.*..........   46,000         2,811,750
  Xilinx, Inc.*.....................   48,200         3,979,513
                                                   ------------
                                                    126,670,048
                                                   ------------
TELECOMMUNICATIONS (1.6%)
  AT&T Corp.........................   35,000         1,106,875
  Global Crossing Ltd.*.............   39,900         1,049,869
  ITC DeltaCom, Inc.*...............   59,518         1,327,995
  McLeod USA, Inc. Cl A*............   60,471         1,250,994
  NTL Incorporated*.................   24,700         1,478,913
  Sprint Corp. (FON Group)..........   32,400         1,652,400
  Telewest Communications-ADR*......   36,172         1,338,364
  Time Warner Telecom, Inc. Cl A*...   36,900         2,375,438
  True North Communications Inc.....   18,800           827,200
  Western Wireless Corp. Cl A*......   31,200         1,700,400
                                                   ------------
                                                     14,108,448
                                                   ------------
UTILITIES (0.5%)
  El Paso Energy Corp...............   35,700         1,818,469
  Montana Pwr. Co...................   57,300         2,023,406
  NSTAR.............................   18,615           757,398
                                                   ------------
                                                      4,599,273
                                                   ------------
TOTAL ACTIVE ASSETS--COMMON STOCKS
  (Cost: $257,538,509) 38.9%.................       346,943,217
                                                   ------------
-------------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                   Face
                                                                           Rate     Maturity      Amount          Value
                                                                          -------  ---------    -----------  --------------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
   Alliant Energy Resources............................................       6.60% 07/25/00     $1,500,000    $  1,493,395
   Bank Austria Comml. Paper Inc.......................................       6.58  07/14/00      2,000,000       1,995,247
   Bell South Telecommunications.......................................       6.65  07/03/00      1,250,000       1,249,538
   Ford Motor Credit Corp..............................................       6.72  07/03/00        450,000         449,832
   UBS Finance (Delw.) Inc.............................................       6.96  07/03/00      1,815,000       1,814,298
                                                                                                                -----------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
   (Cost: $7,002,310) 0.8%.................................................................................       7,002,310
                                                                                                                -----------
TOTAL ACTIVE ASSETS
   (Cost: $264,540,819) 39.7%..............................................................................     353,945,527
                                                                                                                -----------
TOTAL INVESTMENTS
   (Cost: $528,656,691) 100.0%.............................................................................    $890,957,814
                                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                      Shares           Value
                                     --------      ------------
INDEXED ASSETS:
COMMON STOCKS
  3Com Corp.........................   15,584      $    898,028
  Abbott Laboratories...............   68,824         3,066,970
  Adaptec, Inc. ....................    4,617           105,037
  ADC Telecommunications, Inc. .....   14,981         1,256,531
  Adobe Systems, Inc. ..............    5,318           691,340
  Advanced Micro Devices, Inc. .....    6,805           525,686
  AES Corp..........................   18,933           863,818
  Aetna, Inc. ......................    6,260           401,814
  Aflac, Inc. ......................   11,791           541,649
  Agilent Technologies, Inc. .......   20,077         1,480,679
  Air Products & Chemicals, Inc. ...   10,186           313,856
  Alberto-Culver Co.................    2,486            75,978
  Albertson's, Inc. ................   18,817           625,665
  Alcan Aluminum Ltd................    9,719           301,289
  ALCOA, Inc. ......................   38,380         1,113,020
  Allegheny Technologies, Inc. .....    3,696            66,528
  Allergan, Inc. ...................    5,756           428,822
  Allied Waste Industries, Inc. ....    8,415            84,150
  Allstate Corp.....................   33,076           735,941
  Alltel Corp.......................   13,989           866,444
  Altera Corp.......................    8,842           901,331
  Alza Corp. .......................    4,551           269,078
  Amerada Hess Corp.................    4,024           248,482
  Ameren Corp.......................    6,114           206,348
  America Online, Inc. .............  102,048         5,383,032
  American Electric Power, Inc. ....   14,292           423,389
  American Express Co. .............   59,340         3,093,098
  American General Corp.............   11,033           673,013
  American Greetings Corp. Cl A.....    2,874            54,606
  American Home Products Corp......    57,931         3,403,446
  American Int'l. Group, Inc. ......   68,467         8,044,873
  American Power Conversion.........    8,610           351,396
  Amgen, Inc. ......................   45,608         3,203,962
  AMR Corp..........................    6,649           175,783
  Amsouth Bancorporation............   17,428           274,491
  Anadarko Petroleum Corp...........    5,682           280,194
  Analog Devices, Inc. .............   15,716         1,194,416
  Andrew Corp.......................    3,582           120,221
  Anheuser-Busch Cos., Inc. ........   20,067         1,498,754
  Aon Corp..........................   11,365           353,025
  Apache Corp.......................    5,051           297,062
  Apple Computer, Inc. .............   14,458           757,238
  Applied Materials, Inc. ..........   35,871         3,250,809
  Archer-Daniels-Midland Co.........   26,747           262,455
  Armstrong Holdings, Inc. .........    1,784            27,318
  Ashland, Inc. ....................    3,135           109,921
  Associates First Capital Corp. ...   32,353           721,876
  AT&T Corp.........................  166,649         5,270,286
  Autodesk, Inc. ...................    2,590            89,841
  Automatic Data Processing, Inc. ..   27,853         1,491,876
  AutoZone, Inc. ...................    5,942           130,724
  Avery Dennison Corp. .............    4,981           334,350
  Avon Products, Inc. ..............   10,546           469,297
  Baker Hughes, Inc. ...............   14,671           469,472
  Ball Corp.........................    1,348            43,389
  Bank of America Corp..............   73,613         3,165,359
  Bank of New York Co., Inc. .......   32,760         1,523,340
  Bank One Corp.....................   50,943         1,353,174
  Bard (C.R.), Inc. ................    2,242           107,896
  Barrick Gold Corp.................   17,570           319,554
  Bausch & Lomb, Inc. ..............    2,358           182,450
  Baxter International, Inc. .......   12,894           906,609
  BB & T Corp.......................   15,482           369,633
  Bear Stearns Cos., Inc. ..........    4,913           204,504
  Becton Dickinson & Co.............   11,213           321,673
  Bed Bath & Beyond, Inc. ..........    6,231           225,874
  BellSouth Corp....................   83,576         3,562,427
  Bemis Co..........................    2,360            79,355
  Best Buy Co., Inc. ...............    9,080           574,310
  Bestfoods.........................   12,195           844,504
  Bethlehem Steel Corp. ............    5,844            20,819
  Biogen, Inc. .....................    6,595           425,378
  Biomet, Inc. .....................    5,255           201,989
  Black & Decker Corp. .............    3,782           148,680
  Block (H. & R.), Inc. ............    4,362           141,220
  BMC Software, Inc. ...............   10,846           395,710
  Boeing Co.........................   40,295         1,684,835
  Boise Cascade Corp. ..............    2,545            65,852
  Boston Scientific Corp............   18,110           397,288
  Briggs & Stratton Corp............      991            33,942
  Bristol-Myers Squibb Co. .........   87,621         5,103,923
  Broadcom Corp. - Cl A.............    9,300         2,036,119
  Brown-Forman Corp. Cl B...........    3,052           164,045
  Brunswick Corp. ..................    3,903            64,643
  Burlington Northern Santa Fe......   19,024           436,363
  Burlington Resources, Inc. .......    9,563           365,785
  Cabletron Systems, Inc. ..........    8,096           204,424
  Campbell Soup Co. ................   18,767           546,589
  Capital One Financial Corp........    8,698           388,148
  Cardinal Health, Inc. ............   12,229           904,946
  Carnival Corp. ...................   26,849           523,556
  Caterpillar, Inc. ................   15,484           524,521
  Cendant Corp. ....................   32,028           448,392
  Centex Corp. .....................    2,641            62,064
  CenturyTel, Inc. .................    6,224           178,940
  Ceridian Corp. ...................    6,445           155,083
  Charles Schwab Corp. .............   60,485         2,033,808
  Charter One Financial, Inc. ......    9,308           214,084
  Chase Manhattan Corp. ............   54,937         2,530,513
  Chevron Corp. ....................   28,960         2,456,170
  Chubb Corp........................    7,771           477,917
  CIGNA Corp........................    7,234           676,379
  Cincinnati Financial Corp. .......    7,142           224,527
  CINergy Corp......................    7,082           180,148
  Circuit City Group, Inc. .........    9,032           299,750
  Cisco Systems, Inc. ..............  308,985        19,639,859
  Citigroup, Inc. ..................  149,901         9,031,535
  Citrix Systems, Inc. .............    8,223           155,723
  Clear Channel Communications......   15,054         1,129,050
  Clorox Co.........................   10,426           467,215
  CMS Energy Corp. .................    4,875           107,859
  Coastal Corp......................    9,519           579,469
  Coca-Cola Co. ....................  109,941         6,314,736
  Coca-Cola Enterprises, Inc. ......   18,680           304,718
  Colgate-Palmolive Co..............   25,614         1,533,638
  Columbia Energy Group.............    3,583           235,134
  Comcast Corp. Cl A................   39,875         1,614,938
  Comerica, Inc. ...................    6,969           312,734
  Compaq Computer Corp. ............   75,424         1,928,026
  Computer Associates Intl., Inc....   26,139         1,337,990
  Computer Sciences Corp............    7,433           555,152
  Compuware Corp....................   15,945           165,429
  Comverse Technology Inc. .........    6,783           630,819
  Conagra, Inc. ....................   21,865           416,802
  Conexant Systems, Inc. ...........    9,653           469,377
  Conoco, Inc. .....................   27,731           681,143
  Conseco, Inc. ....................   14,578           142,136
  Consolidated Edison, Inc. ........    9,415           278,919
  Consolidated Stores Corp..........    4,933            59,196
  Constellation Energy Group........    6,664           216,997

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                      Shares           Value
                                     --------      ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Convergys Corp....................    6,811      $    353,321
  Cooper Industries, Inc. ..........    4,139           134,776
  Cooper Tire & Rubber Co...........    3,278            36,468
  Coors (Adolph) Co. Cl B...........    1,642            99,341
  Corning, Inc. ....................   12,251         3,306,239
  Costco Wholesale Corp.............   19,845           654,885
  Countrywide Credit Industries.....    5,043           152,866
  CP&L Energy, Inc. (Holding Co)....    7,112           227,140
  Crane Co..........................    2,690            65,401
  Crown Cork & Seal, Inc. ..........    5,690            85,350
  CSX Corp..........................    9,729           206,133
  Cummins Engine Co., Inc. .........    1,844            50,249
  CVS Corp..........................   17,332           693,280
  Dana Corp.........................    6,767           143,376
  Danaher Corp. ....................    6,293           311,110
  Darden Restaurants, Inc. .........    5,496            89,310
  Deere & Co........................   10,413           385,281
  Dell Computer Corp. ..............  114,379         5,640,314
  Delphi Automotive Systems Corp. ..   25,008           364,179
  Delta Air Lines, Inc.  ...........    5,440           275,060
  Deluxe Corp. .....................    3,213            75,706
  Dillard's Inc. Cl A...............    4,157            50,923
  Disney (Walt) Co..................   92,294         3,582,161
  Dollar General Corp. .............   14,618           285,051
  Dominion Resources, Inc. .........   10,572           453,275
  Donnelley (R.R.) & Sons Co........    5,415           122,176
  Dover Corp........................    9,017           365,752
  Dow Chemical Co...................   30,030           906,531
  Dow Jones & Co., Inc. ............    3,938           288,459
  DTE Energy Co.....................    6,337           193,675
  Du Pont (E.I.) de Nemours & Co. ..   46,521         2,035,294
  Duke Energy Corp. ................   16,322           920,153
  Dun & Bradstreet Corp.............    7,169           205,213
  Eastern Enterprises...............    1,203            75,789
  Eastman Chemical Co...............    3,407           162,684
  Eastman Kodak Co. ................   13,760           818,720
  Eaton Corp. ......................    3,229           216,343
  Ecolab, Inc. .....................    5,775           225,586
  Edison International..............   14,760           302,580
  El Paso Energy Corp. .............   10,273           523,281
  Electronic Data Systems Corp. ....   20,691           853,504
  EMC Corp..........................   96,387         7,415,766
  Emerson Electric Co...............   18,954         1,144,348
  Engelhard Corp....................    5,669            96,727
  Enron Corp........................   32,517         2,097,347
  Entergy Corp......................   10,215           277,720
  Equifax, Inc. ....................    6,303           165,454
  Exxon Mobil Corp..................  154,629        12,138,377
  Fannie Mae........................   44,747         2,335,234
  Federated Department Stores.......    9,506           320,828
  FedEx Corp........................   12,880           489,440
  Fifth Third Bancorp...............   13,757           870,130
  First Data Corp...................   18,313           908,783
  First Union Corp..................   43,555         1,080,708
  Firstar Corp......................   43,089           907,557
  FirstEnergy Corp..................   10,257           239,757
  FleetBoston Financial Corp........   40,030         1,361,020
  Florida Progress Corp. ...........    4,376           205,125
  Fluor Corp........................    3,384           107,019
  FMC Corp..........................    1,362            78,996
  Ford Motor Co.....................   53,538         2,302,134
  Fort James Corp. .................    9,140           211,363
  Fortune Brands, Inc. .............    7,033           162,199
  FPL Group, Inc. ..................    7,914           391,743
  Franklin Resources, Inc. .........   10,818           328,597
  Freddie Mac.......................   30,879         1,250,600
  Freeport-McMoran Copper Cl B......    7,107            65,740
  Gannett Co., Inc. ................   11,838           708,060
  Gap, Inc. ........................   37,796         1,181,125
  Gateway, Inc. ....................   14,294           811,185
  General Dynamics Corp.............    8,913           465,704
  General Electric Co...............  439,457        23,291,221
  General Mills, Inc. ..............   12,947           495,223
  General Motors Corp...............   23,764         1,379,797
  Genuine Parts Co..................    7,856           157,120
  Georgia-Pacific Group.............    7,575           198,844
  Gillette Co.......................   46,369         1,620,017
  Global Crossing Ltd...............   39,159         1,030,371
  Golden West Financial Corp. ......    7,022           286,585
  Goodrich (B.F.) Co. ..............    4,768           162,410
  Goodyear Tire & Rubber Co.........    6,967           139,340
  GPU, Inc. ........................    5,389           145,840
  Grainger (W.W.), Inc. ............    4,162           128,242
  Great Atlantic & Pac. Tea, Inc. ..    1,709            28,412
  Great Lakes Chemical Corp.........    2,418            76,167
  GTE Corp..........................   42,765         2,662,121
  Guidant Corp. ....................   13,613           673,844
  Halliburton Co. ..................   19,719           930,490
  Harcourt General, Inc. ...........    3,170           172,369
  Harley-Davidson, Inc. ............   13,486           519,211
  Harrah's Entertainment, Inc. .....    5,429           113,670
  Hartford Financial Svs Gp, Inc. ..    9,545           533,923
  Hasbro, Inc. .....................    7,646           115,168
  HCA - The Healthcare Company......   24,770           752,389
  HealthSouth Corp. ................   17,213           123,718
  Heinz (H.J.) Co...................   15,646           684,513
  Hercules, Inc. ...................    4,738            66,628
  Hershey Food Corp.................    6,093           295,511
  Hewlett-Packard Co. ..............   44,424         5,547,447
  Hilton Hotels Corp. ..............   16,436           154,088
  Home Depot, Inc. .................  102,765         5,131,827
  Homestake Mining Co...............   11,598            79,736
  Honeywell International, Inc. ....   35,454         1,194,357
  Household International, Inc. ....   21,018           873,561
  Humana, Inc. .....................    7,466            36,397
  Huntington Bancshares, Inc. ......    9,861           155,927
  Illinois Tool Works, Inc. ........   13,390           763,230
  IMS Health, Inc. .................   13,202           237,636
  Inco Ltd..........................    8,071           124,092
  Ingersoll Rand Co.................    7,189           289,357
  Intel Corp. ......................  148,760        19,887,353
  International Paper Co............   21,485           640,522
  Interpublic Group of Cos., Inc....   13,401           576,243
  Intl. Business Machines Corp. ....   78,748         8,627,828
  Intl. Flavors & Fragrances........    4,567           137,866
  ITT Industries, Inc. .............    3,917           118,979
  Jefferson-Pilot Corp..............    4,579           258,427
  Johnson & Johnson.................   61,782         6,294,041
  Johnson Controls, Inc. ...........    3,802           195,090
  Kansas City Southern Inds. .......    4,950           439,003
  Kaufman & Broad Home Corp. .......    2,124            42,082
  Kellogg Co. ......................   18,015           535,946
  Kerr-McGee Corp...................    4,186           246,712
  KeyCorp...........................   19,313           340,392
  Kimberly Clark Corp. .............   24,679         1,415,958
  KLA Tencor Corp. .................    8,261           483,785
  Kmart Corp........................   21,366           145,556
  Knight-Ridder, Inc. ..............    3,450           183,497
  Kohl's Corp.  ....................   14,489           805,951
  Kroger Co.........................   37,075           817,967

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                      Shares           Value
                                     --------      ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Legget & Platt....................    8,747      $    144,326
  Lehman Brothers Holdings, Inc. ...    5,368           507,612
  Lexmark Int'l, Inc. ..............    5,741           386,082
  Lilly (Eli) & Co..................   50,165         5,010,229
  Limited, Inc. ....................   19,084           412,692
  Lincoln National Corp.............    8,516           307,641
  Linear Technology Corp. ..........   13,819           883,552
  Liz Claiborne, Inc. ..............    2,424            85,446
  Lockheed Martin Corp. ............   17,779           441,141
  Loews Corp........................    4,380           262,800
  Longs Drug Stores Corp. ..........    1,750            38,063
  Louisiana-Pacific Corp. ..........    4,627            50,319
  Lowe's Companies, Inc. ...........   16,982           697,323
  LSI Logic Corp....................   13,635           737,994
  Lucent Technologies...............  144,646         8,570,276
  Mallinckrodt, Inc. ...............    2,985           129,661
  Manor Care, Inc. .................    4,592            32,144
  Marriott International, Inc. .....   10,644           383,849
  Marsh & McLennan Cos., Inc. ......   11,974         1,250,535
  Masco Corp........................   19,920           359,805
  Mattel, Inc. .....................   18,908           249,349
  Maxim Integrated Products, Inc. ..   12,549           852,548
  May Department Stores Co..........   14,770           354,480
  Maytag Corp.......................    3,482           128,399
  MBIA, Inc. .......................    4,370           210,579
  MBNA Corp.........................   35,614           966,030
  McDermott International, Inc. ....    2,653            23,380
  McDonald's Corp...................   59,354         1,954,972
  McGraw-Hill Cos., Inc. ...........    8,640           466,560
  McKesson HBOC, Inc. ..............   12,549           262,745
  Mead Corp.........................    4,574           115,494
  Medimmune, Inc. ..................    9,269           685,906
  Medtronic, Inc. ..................   53,165         2,648,282
  Mellon Financial Corp.............   21,819           795,030
  Merck & Co., Inc. ................  102,138         7,826,324
  Mercury Interactive Corp. ........    3,400           328,950
  Meredith Corp.....................    2,250            75,938
  Merrill Lynch & Co., Inc. ........   17,229         1,981,335
  MGIC Investment Corp..............    4,711           214,351
  Micron Technology, Inc. ..........   24,645         2,170,300
  Microsoft Corp. ..................  233,751        18,700,046
  Millipore Corp....................    2,046           154,217
  Minnesota Mining & Mfg. Co........   17,581         1,450,433
  Molex Inc., Cl A..................    8,732           420,228
  Morgan (J.P.) & Co., Inc. ........    7,211           794,111
  Morgan Stanley Dean Witter........   50,275         4,185,394
  Motorola, Inc. ...................   95,601         2,778,404
  Nabisco Group Holdings............   14,534           376,976
  National City Corp. ..............   26,928           459,459
  National Semiconductor Corp.......    7,842           445,034
  National Service Industries.......    1,813            35,354
  Navistar International Corp.......    2,749            85,391
  NCR Corp..........................    4,226           164,550
  Network Appliance, Inc. ..........   13,529         1,089,085
  New Century Energies, Inc. .......    5,149           154,470
  New York Times Co. Cl A...........    7,549           298,186
  Newell Rubbermaid, Inc. ..........   11,839           304,854
  Newmont Mining Corp...............    7,469           161,517
  Nextel Communications, Inc. ......   33,685         2,061,101
  Niagara Mohawk Holdings, Inc. ....    7,656           106,706
  Nicor, Inc. ......................    2,063            67,305
  Nike, Inc. Cl B...................   12,146           483,563
  Nordstrom, Inc. ..................    5,979           144,243
  Norfolk Southern Corp.............   16,961           252,295
  Nortel Networks Corp. Holding.....  131,582         8,980,472
  Northern States Power Co..........    6,979           140,889
  Northern Trust Corp...............    9,874           642,427
  Northrop Grumman Corp.............    3,095           205,044
  Novell, Inc. .....................   14,633           135,355
  Novellus Systems, Inc. ...........    5,802           328,176
  Nucor Corp........................    3,778           125,382
  Occidental Petroleum Corp.........   16,381           345,025
  Office Depot, Inc. ...............   14,045            87,781
  Old Kent Financial Corp...........    6,101           163,188
  Omnicom Group, Inc. ..............    7,891           702,792
  Oneok, Inc. ......................    1,297            33,641
  Oracle Corp.......................  126,080        10,598,600
  Owens Corning.....................    2,441            22,579
  Owens-Illinois, Inc. .............    6,510            76,086
  Paccar, Inc. .....................    3,399           134,898
  Pactiv Corp.......................    7,505            59,102
  Paine Webber Group, Inc. .........    6,469           294,340
  Pall Corp.........................    5,533           102,361
  Parametric Technology Corp........   12,260           134,860
  Parker Hannifin Corp..............    4,991           170,942
  Paychex, Inc. ....................   16,483           692,286
  PE Corp-PE Biosystems Group.......    9,253           609,541
  Peco Energy Co....................    7,532           303,634
  Penney (J.C.) Co., Inc. ..........   11,597           213,820
  Peoples Energy Corp...............    1,581            51,185
  Peoplesoft, Inc. .................   12,259           205,338
  PepsiCo, Inc. ....................   64,009         2,844,400
  Perkin Elmer, Inc. ...............    2,183           144,351
  Pfizer, Inc. .....................  279,598        13,420,704
  PG & E Corp.......................   17,111           421,358
  Pharmacia Corp....................   56,382         2,914,245
  Phelps Dodge Corp.................    3,497           130,045
  Phillip Morris Cos., Inc. ........  101,573         2,698,033
  Phillips Petroleum Co. ...........   11,288           572,161
  Pinnacle West Capital Corp........    3,776           127,912
  Pitney Bowes, Inc. ...............   11,449           457,960
  Placer Dome, Inc. ................   14,510           138,752
  PNC Financial Services Group......   12,899           604,641
  Polaroid Corp. ...................    1,984            35,836
  Potlatch Corp.....................    1,289            42,698
  PPG Industries, Inc. .............    7,745           343,200
  PPL Corporation...................    6,403           140,466
  Praxair, Inc. ....................    7,003           262,175
  Price (T. Rowe) Associates........    5,364           227,970
  Proctor & Gamble Co. .............   58,095         3,325,939
  Progressive Corp. of Ohio.........    3,244           240,056
  Providian Financial Corp..........    6,326           569,340
  Public Svc. Enterprise Group......    9,610           332,746
  Pulte Corp. ......................    1,829            39,552
  Quaker Oats Co. ..................    5,815           436,852
  Qualcomm, Inc. ...................   32,916         1,974,960
  Quintiles Transnational Corp......    5,122            72,348
  Radioshack Corp...................    8,291           392,786
  Ralston Purina Co.................   13,596           271,070
  Raytheon Co.......................   15,081           290,309
  Reebok International Ltd..........    2,506            39,939
  Regions Financial Corp............    9,801           194,795
  Reliant Energy, Inc. .............   13,133           388,244
  Rite-Aid Corp.....................   11,539            75,725
  Rockwell Intl., Corp..............    8,352           263,088
  Rohm Haas Co......................    9,662           333,339
  Rowan Cos., Inc. .................    4,169           126,633
  Royal Dutch Petroleum Co. N.Y. ...   95,248         5,863,705
  Russell Corp. ....................    1,472            29,440
  Ryder System, Inc. ...............    2,642            50,033

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                      Shares           Value
                                     --------      ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Sabre Group Holdings, Inc. .......    5,769      $    164,417
  Safeco Corp.......................    5,669           112,671
  Safeway, Inc. ....................   22,050           995,006
  Sanmina Corp......................    6,585           563,018
  Sapient Corp......................    2,613           279,428
  Sara Lee Corp.....................   38,625           745,945
  SBC Communications, Inc. .........  151,101         6,535,119
  Schering-Plough Corp..............   65,034         3,284,217
  Schlumberger, Ltd.................   25,277         1,886,296
  Scientific-Atlanta, Inc. .........    7,074           527,013
  Seagate Technology................   10,093           555,115
  Seagram Co. Ltd. (The)............   19,386         1,124,388
  Sealed Air Corp. (New)............    3,722           194,940
  Sears Roebuck & Co................   15,660           510,908
  Sempra Energy.....................    9,106           154,802
  Sherwin-Williams Co...............    7,274           154,118
  Siebel Systems, Inc. .............    8,866         1,450,145
  Sigma-Aldrich Corp................    3,786           110,741
  SLM Holding Corp..................    6,956           260,415
  Snap-On, Inc. ....................    2,607            69,411
  Solectron Corp....................   26,483         1,108,976
  Southern Co.......................   28,811           671,656
  SouthTrust Corp...................    7,477           169,167
  Southwest Airlines Co.............   22,042           417,420
  Springs Industries, Inc. Cl A.....      796            25,621
  Sprint Corp. (FON Group)..........   38,938         1,985,838
  Sprint Corp. (PCS Group)..........   40,653         2,418,854
  St. Jude Medical, Inc. ...........    3,724           170,839
  St. Paul Companies, Inc. .........    9,420           321,458
  Stanley Works.....................    3,893            92,459
  Staples, Inc. ....................   21,514           330,778
  Starbucks Corp. ..................    8,153           311,343
  State Street Corp.................    7,146           757,923
  Summit Bancorp....................    7,788           191,780
  Sun Microsystems, Inc. ...........   70,467         6,408,093
  Sunoco, Inc. .....................    3,931           115,719
  Suntrust Banks, Inc. .............   13,434           613,766
  Supervalu, Inc. ..................    5,840           111,325
  Synovus Financial Corp............   12,543           221,070
  Sysco Corp. ......................   14,801           623,492
  Target Corp.......................   20,255         1,174,790
  Tektronix, Inc. ..................    2,141           158,434
  Tellabs, Inc. ....................   18,189         1,244,810
  Temple-Inland, Inc. ..............    2,328            97,776
  Tenet Healthcare Corp.............   13,876           374,652
  Teradyne, Inc. ...................    7,693           565,436
  Texaco, Inc. .....................   24,521         1,305,743
  Texas Instruments, Inc.  .........   72,687         4,992,688
  Textron, Inc. ....................    6,405           347,872
  Thermo Electron Corp..............    6,924           145,837
  Thomas & Betts Corp. .............    2,576            49,266
  Tiffany & Co......................    3,215           217,013
  Time Warner, Inc. ................   58,444         4,441,744
  Timken Co. .......................    2,708            50,437
  TJX Companies, Inc. ..............   13,325           249,844
  Torchmark Corp. ..................    5,692           140,521
  Tosco Corp. ......................    6,414           181,596
  Toys R Us, Inc. ..................    9,605           139,873
  Transocean Sedco Forex, Inc. .....    9,348           499,534
  Tribune Co........................   13,697           479,395
  Tricon Global Restaurants Inc. ...    6,549           185,009
  TRW, Inc. ........................    5,479           237,652
  Tupperware Corp...................    2,569            56,518
  TXU Corp..........................   11,714           345,563
  Tyco International Ltd............   74,980         3,552,178
  U.S. Bancorp......................   33,396           642,873
  U.S. West, Inc. ..................   22,551         1,933,748
  Unicom Corp.......................    7,897           305,515
  Unilever N.V......................   25,389         1,091,727
  Union Carbide Corp. ..............    5,983           296,159
  Union Pacific Corp. ..............   11,009           409,397
  Union Pacific Resources Group.....   11,233           247,126
  Union Planters Corp...............    6,011           167,932
  Unisys Corp.......................   13,810           201,108
  United Technologies Corp..........   20,900         1,230,488
  UnitedHealth Group Inc. ..........    7,214           618,601
  Unocal Corp. .....................   10,804           357,883
  UNUMProvident Corp. ..............   10,696           214,589
  US Airways Group Inc. ............    2,959           115,401
  UST, Inc. ........................    7,205           105,823
  USX-Marathon Group................   13,847           347,040
  USX-U.S. Steel Group..............    3,939            73,118
  V F Corp..........................    5,072           120,777
  Veritas Software Corp.............   17,363         1,962,290
  Verizon Communications............   68,657         3,488,634
  Viacom, Inc. Cl B.................   67,739         4,618,953
  Visteon Corp......................    5,770            69,960
  Vulcan Materials Co. .............    4,459           190,344
  W.R. Grace & Co. .................    2,998            36,351
  Wachovia Corp. ...................    8,993           487,870
  Walgreen Co.......................   44,768         1,440,970
  Wal-Mart Stores, Inc. ............  197,976        11,408,367
  Washington Mutual, Inc. ..........   24,331           702,558
  Waste Management, Inc. ...........   27,614           524,666
  Watson Pharmaceuticals, Inc. .....    4,277           229,889
  Wellpoint Health Networks Inc. ...    2,757           199,710
  Wells Fargo & Company.............   71,568         2,773,260
  Wendy's International, Inc. ......    5,052            89,989
  Westvaco Corp. ...................    4,470           110,912
  Weyerhaeuser Co...................   10,348           444,964
  Whirlpool Corp....................    3,244           151,252
  Willamette Industries, Inc. ......    4,920           134,070
  Williams Cos., Inc. ..............   19,623           818,034
  Winn-Dixie Stores, Inc. ..........    6,419            91,872
  WorldCom Inc. ....................  127,174         5,834,107
  Worthington Industries, Inc. .....    3,829            40,205
  Wrigley (Wm.) Jr. Co..............    5,069           406,470
  Xerox Corp........................   29,602           614,242
  Xilinx, Inc. .....................   14,272         1,178,332
  Yahoo!, Inc. .....................   24,131         2,989,228
  Young & Rubicam, Inc. ............    3,206           183,343
                                                   ------------
  TOTAL COMMON STOCKS
  (Cost: $381,077,075) 98.7%......................  556,960,553
                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                   Face
                                                                           Rate     Maturity      Amount          Value
                                                                          -------  ---------    -----------    ------------
Short-Term Debt Securities:
U.S. GOVERNMENT (0.1%)
   U.S. Treasury Bill(a)...............................................     5.60%   08/31/00     $  100,000    $     99,080
   U.S. Treasury Bill(a)...............................................     5.84    08/31/00        450,000         445,550
                                                                                                               ------------
                                                                                                                    544,630
                                                                                                               ------------
COMMERCIAL PAPER (1.2%)
   American Express Credit Corp........................................     6.78    07/07/00      2,460,000       2,457,220
   Ford Motor Credit Corp..............................................     6.72    07/03/00      4,611,000       4,609,277
                                                                                                               ------------
                                                                                                                  7,066,497
                                                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $7,611,058) 1.3%.................................................................................       7,611,127
                                                                                                               ------------
TOTAL INVESTMENTS
   (Cost: $388,688,133) 100.0%.............................................................................    $564,571,680
                                                                                                               ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2000:

                                                                               Expiration      Underlying Face   Unrealized
                                                                                  Date         Amount at Value     (Loss)
                                                                               ----------      ---------------   ----------

PURCHASED

   21 S&P 500 Stock Index Futures Contracts...............................   September 2000       $7,707,525     $(100,800)
                                                                                                  ==========     =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.4%.

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                       Shares          Value
                                      -------      ------------
INDEXED ASSETS:
COMMON STOCKS
  A. Schulman, Inc. ................    1,609      $     19,409
  Abercrombie & Fitch Co. Cl A......    5,329            64,947
  ACNielsen Corp. ..................    3,002            66,044
  Acuson Corp.......................    1,457            19,670
  Acxiom Corp.......................    4,563           124,342
  Adtran, Inc. .....................    2,047           122,564
  Affiliated Computer Svcs..........    2,609            86,260
  AGCO Corp.........................    3,089            37,840
  AGL Resources, Inc. ..............    2,861            45,597
  Airborne Freight Corp.............    2,583            48,916
  Airgas, Inc. .....................    3,632            20,657
  AK Steel Holding Corp.............    5,856            46,848
  Alaska Air Group, Inc. ...........    1,370            37,161
  Albany International Corp. Cl A...    1,577            22,867
  Albemarle Corp....................    2,424            47,874
  Alexander & Baldwin, Inc. ........    2,192            48,361
  Allamerica Financial Corp.........    2,813           147,331
  Allegheny Energy, Inc. ...........    5,820           159,323
  Alliant Energy Corp...............    4,163           108,238
  Ambac Financial Group, Inc. ......    3,680           201,710
  American Eagle Outfitters.........    2,419            33,866
  American Financial Group..........    3,085            76,547
  American Standard Cos., Inc. .....    3,701           151,741
  American Water Works Co. .........    5,152           128,800
  Ametek, Inc. .....................    1,667            29,173
  ANTEC Corp........................    1,987            82,585
  Apollo Group, Inc. Cl A...........    3,988           111,664
  Apria Healthcare Group, Inc. .....    2,700            33,075
  Arnold Industries, Inc. ..........    1,277            15,404
  Arrow Electronics, Inc. ..........    5,087           157,697
  Arvin Industries, Inc. ...........    1,338            23,248
  Associated Banc-Corp..............    3,648            79,572
  Astoria Financial Corp............    2,707            69,705
  Atmel Corp........................   11,689           431,032
  Avnet, Inc. ......................    2,324           137,697
  Bandag, Inc. .....................    1,095            26,554
  Banknorth Group, Inc. ............    7,755           118,748
  Banta Corp. ......................    1,378            26,096
  Barnes & Noble, Inc. .............    3,453            76,829
  Beckman Coulter, Inc. ............    1,547            90,306
  Belo (A.H.) Corp..................    6,264           108,446
  Bergen Brunswig Corp. ............    6,965            38,308
  BJ Services Co....................    4,371           273,188
  BJ's Wholesale Club, Inc. ........    3,876           127,908
  Black Hills Corp..................    1,106            24,954
  Blyth, Inc. ......................    2,509            74,016
  Bob Evans Farms, Inc. ............    1,947            29,083
  Borders Group, Inc. ..............    4,040            62,872
  Borg-Warner, Inc. ................    1,402            49,245
  Bowater, Inc. ....................    2,716           119,844
  Brinker International, Inc. ......    3,438           100,562
  BroadWing, Inc. ..................   11,218           290,967
  Buffets, Inc. ....................    2,181            27,671
  Burlington Industries.............    2,733             4,612
  Burr-Brown Corp. .................    2,945           255,295
  C.H. Robinson Worldwide, Inc. ....    2,229           110,336
  Cabot Corp. ......................    3,534            96,302
  Cadence Design Systems, Inc. .....   12,945           263,754
  Callaway Golf Co..................    4,050            66,066
  Calpine Corp......................    6,722           441,972
  Cambridge Tech. Partners, Inc. ...    3,288            28,667
  Carlisle Companies, Inc...........    1,594            71,730
  Carpenter Technology Corp.........    1,137            24,019
  Carter-Wallace, Inc. .............    2,334            46,972
  CBRL Group, Inc. .................    3,040            44,650
  CCB Financial Corp. ..............    2,045            75,665
  CDW Computers Centers, Inc. ......    4,580           286,250
  Checkfree Holdings Corp. .........    3,030           156,234
  Chesapeake Corp...................      846            25,063
  Chiron Corp.......................    9,468           449,730
  Chris-Craft Industries, Inc. .....    1,838           121,423
  Church & Dwight...................    2,014            36,252
  Cintas Corp.......................    8,825           323,767
  Cirrus Logic, Inc. ...............    3,477            55,632
  City National Corp................    2,503            86,979
  Claire's Stores, Inc. ............    2,654            51,090
  Clayton Homes, Inc. ..............    7,255            58,040
  Cleco Corporation.................    1,166            39,061
  Cleveland Cliffs, Inc. ...........      572            14,765
  CMP Group, Inc. ..................    1,683            49,333
  CNF Transportation, Inc. .........    2,557            58,172
  Comdisco, Inc. ...................    8,025           179,058
  CommScope, Inc. ..................    2,690           110,290
  Compass Bancshares Inc. ..........    6,358           108,483
  COMSAT Corp.......................    2,808            69,323
  Concord EFS, Inc. ................   11,188           290,888
  Conectiv, Inc. ...................    4,824            75,074
  Consolidated Papers...............    4,804           175,646
  Covance, Inc. ....................    3,009            26,517
  Crompton Corp.....................    6,000            73,500
  CSG Systems Intl., Inc. ..........    2,748           154,060
  Cybex Corp........................    2,230            95,890
  Cypress Semiconductor Corp........    6,295           265,964
  Cytec Industries, Inc. ...........    2,190            54,066
  Dean Foods Co.....................    1,916            60,713
  Dentsply International, Inc. .....    2,738            84,365
  Devon Energy Corp.................    4,559           256,159
  DeVry, Inc. ......................    3,667            96,946
  Dexter Corp.......................    1,218            58,464
  Dial Corp.........................    5,000            51,875
  Diebold, Inc. ....................    3,751           104,559
  Dime Bancorp, Inc. ...............    5,887            92,720
  Dole Food Company.................    2,895            47,406
  Dollar Tree Stores................    5,413           214,152
  Donaldson Company, Inc. ..........    2,388            47,163
  DPL, Inc. ........................    6,931           152,049
  DQE, Inc. ........................    3,569           140,976
  Dreyers Grand Ice Cream, Inc. ....    1,481            31,101
  DST Systems, Inc. ................    3,307           251,745
  Dynergy, Inc. ....................    8,020           547,866
  E*Trade Group, Inc. ..............   15,372           253,638
  Edwards (A.G.), Inc. .............    4,699           183,261
  Edwards Lifesciences Corp.........    3,061            58,542
  Electronic Arts, Inc. ............    3,386           246,966
  Energizer Holdings Inc. ..........    5,302            96,762
  Energy East Corporation...........    6,527           124,421
  ENSCO International, Inc. ........    7,266           260,214
  Ethyl Corp........................    4,329            10,823
  Everest RE Group..................    2,435            80,051
  Express Scripts, Inc. Cl A........    1,998           124,126
  Family Dollar Stores, Inc. .......    8,966           175,397
  Fastenal Co.......................    1,999           101,199
  Federal Signal Corp...............    2,391            39,452
  Federal-Mogul Corp. ..............    3,716            35,534
  Ferro Corp........................    1,830            38,430
  Finova Group, Inc. ...............    3,175            41,275
  First Health Group Corp. .........    2,545            83,508
  First Security Corp. .............   10,349           140,358
  First Tennessee Natl. Corp........    6,851           113,470
  First Virginia Banks, Inc. .......    2,500            87,031

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                       Shares          Value
                                      -------      ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Firstmerit Corp. .................    4,658      $     99,565
  Fiserv, Inc. .....................    6,473           279,957
  Flowers Industries, Inc. .........    5,269           105,051
  Flowserve Corporation.............    1,935            29,146
  Forest Laboratories, Inc. ........    4,452           449,652
  Foundation Health Systems Cl A....    6,443            83,759
  Fuller( H.B.) Co..................      727            33,124
  Furniture Brands Intl., Inc. .....    2,559            38,705
  Galileo International, Inc. ......    4,819           100,597
  Gartner Group, Inc. Cl B..........    4,570            45,129
  GATX Corp.........................    2,513            85,442
  Genzyme Surgical Products.........    4,469           265,626
  Georgia Gulf Corp.................    1,651            34,361
  Georgia-Pacific Group.............    4,249            91,885
  Gilead Sciences, Inc. ............    2,347           166,930
  Glatfelter (P.H.) Co..............    2,190            22,311
  Global Marine, Inc. ..............    9,226           260,058
  Granite Construction..............    1,438            35,231
  Grant Prideco, Inc. ..............    5,712           142,800
  Greenpoint Financial Corp.........    5,434           101,888
  GTECH Holdings Corp...............    1,807            40,996
  Hanna ( M. A.) Co.................    2,536            22,824
  Hannaford Brothers Co.............    2,275           163,516
  Hanover Compressor Co.............    3,044           115,672
  Harris Corp.......................    3,645           119,374
  Harsco Corp.......................    2,080            53,040
  Harte-Hanks, Inc. ................    3,601            90,025
  Hawaiian Electric Inds............    1,703            55,880
  Health Management Associates......   13,140           171,641
  Helmerich & Payne, Inc. ..........    2,620            97,923
  Hibernia Corp. Cl A...............    8,418            91,546
  Hillenbrand Industries, Inc. .....    3,305           103,488
  Hispanic Broadcasting Corp. ......    5,686           188,349
  HON Industries, Inc. .............    3,130            73,555
  Horace Mann Educators Corp. ......    2,127            31,905
  Hormel Foods Corp.................    7,487           125,875
  Houghton Mifflin Co...............    1,664            77,688
  HSB Group, Inc. ..................    1,509            46,968
  Hubbell, Inc. Cl B................    3,296            84,048
  IBP, Inc. ........................    5,527            85,323
  ICN Pharmaceuticals, Inc. ........    4,187           116,451
  IdaCorp, Inc. ....................    1,982            63,920
  IDEC Pharmaceuticals Corp. .......    2,340           274,511
  Imation Corp......................    1,890            55,519
  IMC Global, Inc. .................    6,034            78,442
  INCYTE Pharmaceuticals, Inc. .....    1,676           137,746
  Informix Corp.....................   14,776           109,897
  Integrated Device Tech., Inc. ....    4,929           295,124
  International Game Technology.....    3,802           100,753
  International Multifoods Corp.....      971            16,810
  International Speedway Corp.......    2,798           115,767
  Interstate Bakeries Corp. ........    3,478            48,692
  Intuit, Inc. .....................   10,628           439,734
  Investment Technology Grp., Inc. .    1,609            68,483
  IPALCO Enterprises, Inc. .........    4,516            90,885
  Ivax Corp. .......................    8,210           340,715
  J.B. Hunt Transport Srvcs, Inc. ..    1,847            28,513
  J.M. Smucker Co...................    1,503            28,933
  Jabil Circuit, Inc. ..............    9,998           496,151
  Jacobs Engineering Group, Inc. ...    1,382            45,174
  Jones Apparel Group, Inc. ........    6,241           146,664
  Kansas City Power & Light.........    3,262            73,395
  Kaydon Corp.......................    1,596            33,516
  Keane, Inc. ......................    3,717            80,380
  Kelly Services, Inc. .............    1,860            43,013
  Kennametal, Inc. .................    1,567            33,593
  Keyspan Corporation...............    7,055           216,941
  Keystone Financial, Inc. .........    2,578            54,783
  Kinder Morgan, Inc. ..............    6,016           207,928
  L-3 Communications Hldgs., Inc. ..    1,734            98,946
  Lancaster Colony Corp. ...........    2,070            39,718
  Lance Inc. .......................    1,553            13,977
  Lands End, Inc. ..................    1,564            52,199
  Lear Corp. .......................    3,480            69,600
  Lee Enterprises...................    2,299            53,595
  Legato Systems, Inc. .............    4,573            69,167
  Legg Mason, Inc. .................    3,310           165,500
  LG & E Energy Corp................    6,834           163,162
  Lincare Holdings, Inc. ...........    2,802            68,999
  Litton Industries, Inc. ..........    2,399           100,758
  Lone Star Steakhouse..............    1,365            13,821
  Longview Fibre Co.................    2,679            29,636
  Lubrizol Corp. ...................    2,832            59,472
  Lyondell Petrochemical Co. .......    6,195           103,766
  Macromedia Inc. ..................    2,599           251,291
  Magnatek, Inc. ...................    1,239             9,912
  Mandalay Resort Group.............    4,779            95,580
  Manpower, Inc. ...................    4,001           128,032
  MarchFirst, Inc. .................    7,738           141,219
  Mark IV Industries, Inc. .........    2,335            48,743
  Marshall & Ilsley Corp............    5,481           227,462
  Martin Marietta Materials.........    2,464            99,638
  Maxxam, Inc. .....................      362             6,426
  McCormick & Co., Inc. ............    3,620           117,650
  MCN Energy Group Inc. ............    4,514            96,487
  Media General Inc. Cl A...........    1,293            62,791
  Mentor Graphics Corp..............    3,329            66,164
  Mercantile Bankshares Corp. ......    3,575           106,580
  Meritor Automotive, Inc. .........    3,283            36,113
  Micrel, Inc. .....................    4,424           192,168
  Microchip Technology, Inc. .......    4,119           239,996
  Millennium Pharmaceuticals Inc. ..    4,821           539,349
  Miller (Herman), Inc. ............    4,138           107,071
  Minerals Technologies, Inc. ......    1,096            50,416
  Minimed, Inc. ....................    1,673           197,414
  Minnesota Power & Light...........    3,899            67,501
  Modine Manufacturing Co...........    1,527            41,229
  Modis Professional Services.......    5,082            45,103
  Mohawk Industries, Inc. ..........    2,854            62,075
  Montana Pwr. Co. .................    5,563           196,443
  Murphy Oil Corp. .................    2,372           140,986
  Mylan Laboratories, Inc. .........    6,816           124,392
  Nabors Industries, Inc. ..........    7,675           318,992
  National Fuel Gas Co. ............    2,064           100,620
  Natl. Commerce Bancorp............    5,695            91,476
  Navigant Consulting Co. ..........    2,158             9,172
  NCH Corp..........................      285            10,313
  NCO Group, Inc. ..................    1,316            30,433
  Neiman-Marcus Group, Inc. ........    2,545            76,827
  Networks Associates, Inc. ........    7,309           148,921
  Newport News Shipbuilding Inc. ...    1,633            60,013
  NiSource, Inc. ...................    6,382           118,865
  Noble Affiliates, Inc. ...........    2,958           110,186
  Noble Drilling Corp...............    7,040           289,960
  Nordson Corp......................      852            43,133
  North Fork Bancorp, Inc. .........    9,143           138,288
  Northeast Utilities...............    7,827           170,237
  NOVA Corp.........................    3,667           102,447
  NSTAR.............................    2,950           120,028
  NVIDIA Corporation................    3,278           208,358

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                       Shares          Value
                                      -------      ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Ocean Energy, Inc. ...............    8,827      $    125,233
  OfficeMax, Inc. ..................    5,890            29,450
  Ogden Corp........................    2,565            23,085
  OGE Energy Corp...................    4,103            75,906
  Ohio Casualty Corp................    3,115            33,097
  Old Republic Intl. Corp...........    6,246           103,059
  Olin Corp.........................    2,337            38,561
  Omnicare, Inc. ...................    4,856            44,008
  Outback Steakhouse, Inc. .........    4,109           120,188
  Overseas Shipholding Group........    1,745            42,971
  Oxford Health Plans, Inc. ........    4,329           103,084
  Pacific Century Finl Corp.........    4,158            60,811
  Pacificare Health Systems, Inc. ..    1,854           111,588
  Papa John's Intl., Inc. ..........    1,329            32,561
  Park Place Entertainment..........   16,012           195,146
  Payless Shoesource, Inc. .........    1,199            61,449
  Pennzoil-Quaker State Co..........    4,130            49,818
  Pentair, Inc. ....................    2,555            90,703
  Perrigo Co........................    3,804            24,013
  Pioneer Natural Resources Co......    5,202            66,326
  Pittston Bax Group................    2,729            37,353
  Policy Management Systems Corp....    1,844            28,352
  Polycom, Inc. ....................    1,863           175,297
  Potomac Electric Power Co.........    6,246           156,150
  Powerwave Technologies Inc........    3,230           142,120
  Precision Castparts Corp..........    1,297            58,689
  Protective Life Corp..............    3,401            90,552
  Provident Financial Group.........    2,568            61,151
  PSS World Medical Inc. ...........    3,679            24,718
  Public Service Co. New Mexico.....    2,115            32,650
  Puget Sound Power & Light Co......    4,491            95,714
  QlLogic Corporation...............    3,871           255,728
  Quanta Services, Inc. ............    3,043           167,365
  Quantum Corp.- Hard Disk Drive....    8,490            82,247
  Quest Diagnostics, Inc. ..........    2,340           167,456
  Questar Corp......................    4,216            81,685
  Quorum Health Group, Inc. ........    3,666            37,806
  Rational Software Corp............    4,677           434,669
  Rayonier, Inc. ...................    1,424            51,086
  Reader's Digest Assn..............    5,524           219,579
  Reliastar Financial Corp. ........    4,717           247,348
  Reynolds & Reynolds Co. ..........    3,993            72,872
  RJ Reynolds Tobacco Holdings......    5,448           152,204
  Robert Half Intl., Inc. ..........    9,358           266,703
  Rollins, Inc. ....................    1,559            23,190
  Ross Stores, Inc. ................    4,666            79,614
  RPM, Inc. ........................    5,582            56,518
  Ruddick Corp. ....................    2,407            28,433
  Ryerson Tull, Inc. ...............    1,284            13,322
  Saks Incorporated.................    7,498            78,729
  Santa Fe Snyder Corp. ............    9,565           108,802
  Sawtek, Inc. .....................    2,241           128,998
  SCANA Corp. ......................    5,519           133,146
  Scholastic Corp...................      895            54,707
  SCI Systems, Inc. ................    7,632           299,079
  Semtech Corp. ....................    1,718           131,400
  Sensormatic Electronics Corp. ....    4,059            64,183
  Sepracor, Inc. ...................    3,843           463,562
  Sequa Corp. Cl A..................      537            20,507
  Shaw Industries...................    6,785            84,813
  Sierra Pacific Resources..........    4,067            51,088
  Six Flags, Inc. ..................    4,146            94,322
  Smith International, Inc. ........    2,656           193,390
  Solutia, Inc. ....................    5,712            78,540
  Sonoco Products Co. ..............    5,241           107,768
  Sotheby's Holdings................    3,048            53,340
  Southdown, Inc. ..................    1,892           109,263
  Sovereign Bancorp, Inc. ..........   11,899            83,665
  SPX, Inc. ........................    1,659           200,635
  Standard Register Co. ............    1,444            20,577
  Steris Corp. .....................    3,501            31,071
  Stewart & Stevenson Svcs., Inc. ..    1,450            21,841
  Stewart Enterprises...............    5,601            19,779
  Storage Technology Corp...........    5,308            58,056
  Structural Dynamics Research......    1,853            27,911
  Stryker Corp. ....................   10,269           449,269
  Suiza Foods Corp. ................    1,530            74,779
  Sungard Data Sys Inc. ............    6,932           214,892
  Superior Industries Intl. ........    1,382            35,587
  Swift Transportation Co., Inc. ...    3,336            46,704
  Sybase, Inc. .....................    4,727           108,721
  Sybron Intl. Corp.................    5,509           109,147
  Sykes Enterprises, Inc. ..........    2,197            28,286
  Sylvan Learning Systems, Inc. ....    2,230            30,663
  Symantec Corp. ...................    3,130           168,824
  Symbol Technologies, Inc. ........    7,201           388,854
  Synopsys, Inc. ...................    3,694           127,674
  TCF Financial.....................    4,261           109,454
  Tech Data Corp....................    2,748           119,710
  Teco Energy, Inc. ................    6,602           132,453
  Tecumseh Products Co. Cl A........    1,035            39,524
  Teleflex, Inc. ...................    2,009            74,459
  Telephone & Data Systems, Inc. ...    3,189           319,697
  The PMI Group, Inc. ..............    2,317           110,058
  Tidewater, Inc. ..................    3,191           114,876
  Titan Corp........................    2,673           119,617
  Transaction Systems Architects....    1,689            28,924
  Transwitch Corp. .................    2,119           163,560
  Trigon Healthcare, Inc. ..........    1,985           102,352
  Trinity Industries................    2,042            37,777
  Triquint Semiconductor Inc. ......    2,023           193,576
  Tyson Foods, Inc. ................   11,865           103,819
  UCAR Int'l., Inc. ................    2,338            30,540
  Ultramar Diamond Shamrock Corp....    4,572           113,443
  Unifi, Inc. ......................    3,069            37,979
  Unitrin Inc. .....................    3,637           106,837
  Universal Corp. ..................    1,488            31,434
  Universal Foods Corp. ............    2,600            48,100
  Univision Communications, Inc. ...    5,414           560,349
  USG Corp..........................    2,468            74,966
  UtiliCorp United, Inc. ...........    4,933            98,043
  Valassis Communication, Inc.  ....    2,887           110,067
  Valero Energy Corp................    2,950            93,663
  Valspar Corp......................    2,252            76,005
  Varco International, Inc. ........    4,824           112,158
  Vectren Corporation...............    3,230            55,718
  Viad Corp. .......................    4,926           134,234
  Vishay Intertechnology, Inc. .....    7,244           274,819
  VISX, Inc. .......................    3,201            89,828
  Vitesse Semiconductor Corp. ......    9,829           723,009
  Waddell & Reed Financial, Inc. ...    4,327           141,980
  Wallace Computer Svcs., Inc. .....    2,173            21,458
  Warnaco Group, Inc. Cl A..........    2,885            22,359
  Washington Gas Light Co. .........    2,449            58,929
  Washington Post Co. Cl. B.........      497           237,566
  Waters Corp. .....................    3,335           416,250
  Wausau-Mosinee Paper Corp.........    2,666            22,828
  Weatherford Internationa, Inc. ...    5,717           227,608
  Webster Financial Corp............    2,798            62,081
  Wellman, Inc. ....................    1,662            26,904

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                       Shares          Value
                                      -------      ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Westamerica Bancorp...............    1,912      $     49,951
  Westpoint Stevens, Inc. ..........    2,605            28,981
  Westwood One, Inc. ...............    5,916           201,884
  Whitman Corp......................    7,183            88,890
  Williams-Sonoma, Inc. ............    2,971            96,372
  Wilmington Trust Corp. ...........    1,689            72,205
  Wisconsin Central Transport.......    2,658            34,554
  Wisconsin Energy Corp.............    6,348           125,770
  York International Corp...........    2,021            52,799
  Zions Bancorporation..............    4,516           207,242
                                                   ------------
TOTAL COMMON STOCKS
(Cost: $44,197,339) 89.4%...........                 45,170,630
                                                   ------------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP-EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                               Face
                                                                      Rate      Maturity      Amount           Value
                                                                      ----      --------    ----------      -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
   U.S. Treasury Bill(a).......................................       5.51%     07/06/00    $  150,000      $   149,884
   U.S. Treasury Bill(a).......................................       5.56      07/06/00        40,000           39,969
   U.S. Treasury Bill(a).......................................       5.73      07/27/00        65,000           64,729
   U.S. Treasury Bill(a).......................................       5.54      07/27/00       300,000          298,788
                                                                                                            -----------
                                                                                                                553,369
                                                                                                            -----------
COMMERCIAL PAPER (9.5%)
   American Express Credit Corp................................       6.78      07/07/00       362,000          361,591
   British Telecommun PLC......................................       6.71      07/05/00       782,000          781,416
   Ford Motor Credit Puerto Rico...............................       6.73      07/03/00     1,000,000          999,626
   General Motors Acceptance Corp..............................       6.78      07/07/00       867,000          866,020
   UBS Finance (Delw.) Inc.....................................       6.96      07/03/00       395,000          394,847
   UBS Finance (Delw.) Inc.....................................       6.65      07/05/00       700,000          699,482
   Walt Disney Co..............................................       6.54      07/07/00       690,000          689,247
                                                                                                            -----------
                                                                                                              4,792,229
                                                                                                            -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $5,345,598) 10.6%..............................................................................     5,345,598
                                                                                                            -----------
TOTAL INVESTMENTS
   (Cost: $49,542,937) 100.0%............................................................................   $50,516,228
                                                                                                            ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF June 30, 2000:

                                                                               Expiration      Underlying Face   Unrealized
                                                                                  Date         Amount at Value     (Loss)
                                                                             --------------    ---------------   ----------
PURCHASED
   21 S&P 500 Stock Index Futures Contracts...............................   September 2000     $5,127,150       $(172,250)
                                                                                                ==========       =========

The face value of futures purchased and outstanding as percentage of total investment in securities: 10.1%.

-------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                                                                                   Face
                                                                          Rate      Maturity      Amount           Value
                                                                          ----      --------    ----------      -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
   U.S. Treasury Bond..................................................   6.13%     11/15/27    $ 6,000,000    $  5,986,860
   U.S. Treasury Strip.................................................   0.00      05/15/14     10,000,000       4,245,300
   U.S. Treasury Strip.................................................   0.00      02/15/17     15,000,000       5,398,500
                                                                                                               ------------
                                                                                                                 15,630,660
                                                                                                               ------------
AGENCIES/OTHER GOVERNMENTS (37.1%)
   Connecticut Housing Fin. Auth.......................................   7.63      05/15/21      2,500,000       2,379,700
   FHLB................................................................   0.00      07/07/22     50,000,000       8,047,000
   FHLB................................................................   0.00      07/14/17     25,000,000       6,226,500
   FHLB................................................................   0.00      07/07/17    125,000,000      31,171,250
   FHLB................................................................   0.00      06/26/17     50,000,000      12,375,000
   FHLMC...............................................................   7.00      05/15/06        273,361         272,847
   FHLMC...............................................................   7.63      09/09/09     97,000,000      95,636,180
   FHLMC...............................................................   5.00      08/15/19        720,117         707,738
   FHLMC...............................................................   8.50      08/01/02        150,054         150,906
   FHLMC...............................................................   7.50      04/01/07         23,445          23,467
   FHLMC...............................................................   6.50      04/15/08        604,236         601,022
   FHLMC...............................................................   6.00      04/15/08        500,000         491,715
   FHLMC...............................................................   6.38      11/15/06        802,396         797,879
   FNMA................................................................   6.00      06/25/19        900,000         880,875
   FNMA................................................................   7.00      12/25/18         18,038          17,954
   FNMA................................................................   7.00      10/25/05        424,152         422,692
   FNMA................................................................   8.00      07/15/06        322,742         326,170
   FNMA................................................................   5.00      04/25/21        504,615         482,851
   FNMA................................................................   6.25      01/25/20        843,646         835,733
   Republic of Iceland.................................................   6.13      02/01/04      5,000,000       4,849,400
   Suffolk County, New York............................................   5.80      11/01/04      4,000,000       3,747,600
   Suffolk County, New York............................................   5.88      11/01/05      4,000,000       3,702,440
   Tennessee Valley Authority..........................................   7.85      06/15/44     10,000,000      10,142,600
                                                                                                               ------------
                                                                                                                184,289,519
                                                                                                               ------------
BASIC MATERIALS (9.8%)
   Cytec Industries, Inc...............................................   6.85      05/11/05     10,000,000       9,105,600
   Georgia-Pacific  Group..............................................   8.63      04/30/25      7,000,000       6,546,680
   Inco Ltd............................................................   9.60      06/15/22      7,500,000       7,344,900
   Millennium America Inc..............................................   7.00      11/15/06     10,000,000       8,297,900
   Millennium America Inc..............................................   7.63      11/15/26      5,000,000       3,620,300
   Praxair, Inc........................................................   6.90      11/01/06      5,000,000       4,685,850
   Solutia, Inc........................................................   6.72      10/15/37      7,500,000       7,076,925
   USX Corp. (U.S. Steel)..............................................   8.75      09/15/22      2,000,000       2,042,380
                                                                                                               ------------
                                                                                                                 48,720,535
                                                                                                               ------------
CONSUMER, CYCLICAL (11.0%)

   Centex Corp.........................................................   8.75      03/01/07      2,000,000       2,032,880
   Centex Corp.........................................................   7.38      06/01/05      5,000,000       4,822,300
   Fruit of the Loom, Inc..............................................   7.00      03/15/11      2,500,000         850,000
   Fruit of the Loom, Inc..............................................   7.38      11/15/23      1,250,000         631,250
   Hasbro, Inc.........................................................   8.50      03/15/06     12,500,000      12,353,500

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                   Face
                                                                           Rate     Maturity      Amount          Value
                                                                           ----     --------   ------------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
   Kellwood, Co........................................................    7.88%    07/15/09   $ 10,000,000    $  8,742,000
   Neiman-Marcus Group, Inc............................................    7.13     06/01/28      2,500,000       2,150,175
   Oakwood Homes Corp..................................................    8.13     03/01/09      2,500,000       2,358,317
   Polaroid Corp.......................................................    7.25     01/15/07      3,750,000       3,261,187
   Pulte Corp. ........................................................    7.63     10/15/17      7,500,000       5,968,800
   Shopko Stores, Inc..................................................    9.00     11/15/04      5,000,000       5,211,200
   Tommy Hilfiger USA, Inc. ...........................................    6.50     06/01/03      5,000,000       3,800,000
   V F Corp. ..........................................................    9.25     05/01/22      1,000,000       1,039,910
   Venator Group, Inc..................................................    7.00     10/15/02      2,000,000       1,800,000
                                                                                                               ------------
                                                                                                                 55,021,519
                                                                                                               ------------
CONSUMER, NON-CYCLICAL (2.9%)
   Panamerican Beverages, Inc..........................................    7.25     07/01/09      5,000,000       4,244,100
   Ralston Purina Co...................................................    8.63     02/15/22      7,500,000       7,459,500
   Supervalu, Inc......................................................    8.88     11/15/22      2,500,000       2,589,574
                                                                                                               ------------
                                                                                                                 14,293,174
                                                                                                               ------------
ENERGY (4.3%)
   Lyondell Chemical  Co...............................................   10.25     11/01/10      7,500,000       7,371,750
   Southern Union Co...................................................    7.60     02/01/24     10,000,000       9,134,300
   Tosco Corp..........................................................    8.25     05/15/03      5,000,000       5,037,750
                                                                                                               ------------
                                                                                                                 21,543,800
                                                                                                               ------------
FINANCIAL (11.5%)
   Bear Stearns Cos., Inc..............................................    6.63     10/01/04      2,000,000       1,909,480
   Berkley (W.R.) Corp.................................................    8.70     01/01/22      5,000,000       4,842,250
   Chase Manhattan Corp................................................    6.88     12/12/12      5,000,000       4,627,950
   Simon Property Group Inc............................................    7.88     03/15/16      5,000,000       4,615,450
   Executive Risk, Inc.................................................    7.13     12/15/07      5,000,000       4,930,300
   Fairfax Financial Holdings, Ltd.....................................    8.25     10/01/15      2,500,000       2,283,925
   First American Corp.................................................    7.55     04/01/28      1,500,000       1,315,200
   Fremont General Corp................................................    7.70     03/17/04      5,000,000       2,000,000
   Harleysville Group Inc..............................................    6.75     11/15/03      2,500,000       2,422,924
   Lehman Brothers Holdings, Inc.......................................    0.00     07/28/28     10,000,000       1,034,400
   Morgan (J.P.) & Co., Inc............................................    0.00     04/15/27     32,500,000       3,711,825
   Nationwide Health Properties........................................    7.90     11/20/06      5,000,000       4,604,050
   Progressive Corp. of Ohio...........................................   10.00     12/15/00      1,500,000       1,517,835
   Rank Group Financial................................................    6.75     11/30/04      5,000,000       4,621,950
   SunAmerica, Inc.....................................................    9.95     02/01/12      5,000,000       6,079,750
   Triad Guaranty......................................................    7.90     01/15/28      3,250,000       3,161,155
   Vesta Insurance Group Inc. .........................................    8.75     07/15/25      5,000,000       3,366,050
                                                                                                               ------------
                                                                                                                 57,044,494
                                                                                                               ------------
HEALTHCARE (3.6%)
   Aventis S.A.........................................................    7.75     01/15/02      3,000,000       2,985,870
   Bausch & Lomb, Inc..................................................    6.75     12/15/04      5,000,000       4,759,300
   Bausch & Lomb, Inc..................................................    6.15     08/01/01      5,000,000       4,934,800
   Bausch & Lomb, Inc..................................................    6.38     08/01/03      5,250,000       5,061,683
                                                                                                               ------------
                                                                                                                 17,741,653
                                                                                                               ------------

   The accompanying notes are an integral part of these financial statements

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                  Face
                                                                         Rate      Maturity      Amount           Value
                                                                         ----      --------    ----------      -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (10.8%)
   Borg-Warner, Inc. ..................................................  8.00%     10/01/19   $ 10,000,000     $ 9,047,300
   Browning-Ferris Inds., Inc..........................................  7.88      03/15/05      5,000,000       4,711,600
   Clark Equipment Co..................................................  8.35      05/15/23      5,000,000       4,999,750
   Geon Co.............................................................  7.50      12/15/15      3,750,000       3,551,438
   Geon Co.............................................................  6.88      12/15/05      5,000,000       4,760,250
   Owens Corning.......................................................  7.00      03/15/09      2,500,000       1,729,100
   Thermo Electron Corp. ..............................................  4.25      01/01/03      7,500,000       6,918,750
   Thermo Instrument Systems, Inc......................................  4.00      01/15/05     10,000,000       8,200,000
   Williams Cos., Inc..................................................  6.50      11/15/02     10,000,000       9,755,700
                                                                                                              ------------
                                                                                                                53,673,888
                                                                                                              ------------
TELECOMMUNICATIONS (0.7%)
   Pacific Bell........................................................  6.63      10/15/34      4,255,000       3,441,742
                                                                                                              ------------
UTILITIES (3.1%)
   New Orleans Public Service..........................................  8.00      03/01/06      4,000,000       4,007,240
   Pacific Gas & Electric Co...........................................  8.75      01/01/01      2,000,000       2,013,500
   UtiliCorp United, Inc...............................................  8.00      03/01/23     10,000,000       9,324,400
                                                                                                              ------------
                                                                                                                15,345,140
                                                                                                              ------------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $516,600,546) 97.9%................................................     486,746,124
                                                                                                              ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
   American Express Credit Corp........................................  6.78      07/07/00      4,410,000       4,405,016
   Emerson Electric....................................................  6.92      07/05/00        430,000         429,669
   Ford Motor Credit Corp..............................................  6.72      07/03/00      2,647,000       2,646,011
   Ford Motor Credit Puerto Rico.......................................  6.81      07/05/00      1,096,000       1,095,170
   Sony Capital Corp...................................................  6.61      07/05/00      1,882,000       1,880,616
                                                                                                              ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,456,482) 2.1%.................................................      10,456,482
                                                                                                              ------------
TOTAL INVESTMENTS (Cost: $527,057,028) 100.0%.............................................................    $497,202,606
                                                                                                              ============

-------------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                                                                                    Face
                                                                           Rate     Maturity       Amount          Value
                                                                          -------  ---------     ----------      ----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.5%)
   U.S. Treasury Note..................................................     6.13%   07/31/00     $  500,000      $  500,000
                                                                                                                 ----------
AGENCIES (70.0%)
   FHLMC...............................................................     7.00    04/15/01          1,915           1,910
   FHLMC...............................................................     8.00    04/01/02         83,985          84,159
   FHLMC...............................................................     8.00    05/01/02        127,939         128,210
   FHLMC...............................................................     8.50    08/01/02        166,309         167,254
   FHLMC...............................................................     7.75    12/01/02        108,271         108,311
   FHLMC...............................................................     7.00    05/15/06        136,680         136,423
   FHLMC...............................................................     7.50    02/15/07        241,590         242,646
   FHLMC...............................................................     7.00    03/15/07        251,234         249,663
   FHLMC...............................................................     7.50    09/01/07        289,105         289,374
   FHLMC...............................................................     7.25    11/01/07        138,930         138,648
   FHLMC...............................................................     7.00    03/15/08        100,072          99,915
   FHLMC...............................................................     7.75    05/01/08        348,999         348,126
   FHLMC...............................................................     6.00    09/15/08        118,637         115,930
   FHLMC...............................................................     8.25    10/01/09        219,721         221,683
   FHLMC...............................................................     7.50    07/01/10        299,910         298,878
   FHLMC...............................................................     8.00    05/01/14        181,594         182,653
   FHLMC...............................................................     6.75    11/15/16        155,000         153,740
   FHLMC...............................................................     8.50    09/01/17         92,322          93,823
   FHLMC...............................................................     6.00    12/15/17         12,805          12,765
   FHLMC...............................................................     5.00    04/25/19        300,000         291,375
   FHLMC...............................................................     5.00    08/15/19        345,656         339,714
   FHLMC...............................................................     7.50    03/15/21        197,574         198,129
   FHLMC...............................................................     6.50    05/15/21        101,560         100,004
   FHLMC...............................................................     6.00    05/15/22         94,326          92,380
   FNMA................................................................     6.03    06/12/03        200,000         194,156
   FNMA................................................................     8.25    10/01/05         26,599          26,537
   FNMA................................................................     7.00    10/25/05        181,779         181,154
   FNMA................................................................     7.00    11/25/05        199,356         198,670
   FNMA................................................................     8.50    06/01/06        376,966         383,940
   FNMA................................................................     7.50    11/25/06        373,807         374,391
   FNMA................................................................     7.50    02/25/07        213,423         213,956
   FNMA................................................................     7.75    03/01/08        178,987         179,777
   FNMA................................................................     8.00    04/01/08        126,284         128,384
   FNMA................................................................     7.50    01/01/09        154,900         154,942
   FNMA................................................................     8.25    01/01/10        349,476         353,345
   FNMA................................................................     8.00    06/01/17        107,085         107,668
   FNMA................................................................     6.30    09/25/18        295,386         292,615
   FNMA................................................................     7.00    12/25/18         18,038          17,954
   FNMA................................................................     5.50    04/25/19         20,178          20,071
   FNMA................................................................     6.50    04/25/19        288,190         286,388
   FNMA................................................................     6.10    08/25/21         91,086          89,434
   FNMA................................................................     7.50    10/25/23        399,576         400,447
   GNMA................................................................     9.50    12/20/03         32,274          32,858
   GNMA................................................................     9.00    03/15/10        117,099         120,906
                                                                                                                 ----------
                                                                                                                  7,853,306
                                                                                                                 ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                    Face
                                                                              Rate    Maturity      Amount           Value
                                                                             -----    --------    -----------     -----------
INTERMEDIATE-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, CYCLICAL (4.3%)
   Hasbro, Inc. .......................................................       7.95%   03/15/03      $ 250,000     $   247,363
   Jones Apparel Group, Inc. ..........................................       6.25    10/01/01        240,000         233,777
                                                                                                                  -----------
                                                                                                                      481,140
                                                                                                                  -----------
ENERGY (3.5%)
   Columbia Energy Group...............................................       6.61    11/28/02        400,000         388,784
                                                                                                                  -----------
FINANCIAL (5.5%)
   Chase Mortgage Finance Corp.........................................       6.50    09/25/09        500,000         496,404
   FBC Mortgage Securities Trust.......................................       8.30    08/20/09          9,900           9,860
   GE Capital Mtge. Services, Inc. ....................................       6.00    09/25/08         16,883          16,782
   Morgan Stanley Capital, Inc. .......................................       6.85    02/15/20         62,319          62,217
   Prudential Home Mtge. Secs. Co......................................       6.75    08/25/08         37,183          36,998
                                                                                                                  -----------
                                                                                                                      622,261
                                                                                                                  -----------
INDUSTRIAL (4.4%)
   Edperbrascan Corp...................................................       7.38    10/01/02        500,000         489,544
                                                                                                                  -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES (Cost $10,409,223) 92.2%.............................................      10,335,035
                                                                                                                  -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.8%)
   Ford Motor Credit Corp..............................................       6.72    07/03/00        185,000         184,931
   General Motors Acceptance Corp......................................       6.78    07/07/00        438,000         437,505
   UBS Finance (Delw.) Inc.............................................       6.96    07/03/00        255,000         254,901
                                                                                                                  -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $877,337) 7.8%.......................................................         877,337
                                                                                                                  -----------
TOTAL INVESTMENTS (Cost: $11,286,560) 100.0%.................................................................     $11,212,372
                                                                                                                  ===========

----------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                                                                  Face
                                                        Rate      Maturity       Amount          Value
                                                       ------     --------     ----------     -----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.1%)
   U.S. TREASURY NOTE .............................     5.88%     02/15/04     $2,750,000      $2,712,187
                                                                                               ----------
AGENCIES/OTHER GOVT'S. (16.9%)
   FHLMC ..........................................     6.38      11/15/06        430,376         427,953
   FHLMC ..........................................     8.00      04/15/03        257,699         258,260
   FNMA ...........................................     8.00      07/15/07        161,371         163,084
   FNMA ...........................................     7.00      04/25/04        583,972         579,043
   FNMA ...........................................     7.00      11/25/06         75,607          74,023
   FNMA ...........................................     6.50      11/25/05        309,728         303,338
   New York City ..................................     9.50      06/01/09        350,000         366,992
                                                                                               ----------
                                                                                                2,172,693
                                                                                               ----------
BASIC MATERIALS (6.3%)
   Cytec Industries, Inc. .........................     6.85      05/11/05        500,000         455,280
   Millennium America Inc. ........................     7.00      11/15/06        250,000         207,448
   Solutia, Inc. ..................................     6.72      10/15/37        150,000         141,539
                                                                                               ----------
                                                                                                  804,265
                                                                                               ----------
CONSUMER, CYCLICAL (10.3%)
   Hasbro, Inc. ...................................     8.50      03/15/06        500,000         494,140
   Tommy Hilfiger USA, Inc. .......................     6.50      06/01/03        500,000         380,000
   Venator Group, Inc. ............................     7.00      10/15/02        500,000         450,000
                                                                                               ----------
                                                                                                1,324,140
                                                                                               ----------
FINANCIAL (22.3%)
   Bear Stearns Cos., Inc. ........................     6.63      10/01/04        500,000         477,371
   Bear Stearns Cos., Inc. ........................     9.38      06/01/01        250,000         253,615
   Fremont General Corp. ..........................     7.70      03/17/04        250,000         100,000
   Harleysville Group Inc. ........................     6.75      11/15/03        250,000         242,293
   Nationwide Health Properties ...................     7.60      11/20/28        350,000         339,847
   Nationwide Health Properties ...................     7.90      11/20/06        250,000         230,203
   Rank Group Financial ...........................     6.75      11/30/04        500,000         462,196
   Salomon Smith Barney Hldgs .....................     6.50      10/15/02        500,000         490,040
   Trinet Corp. Rlty. Trust, Inc. .................     6.75      03/01/03        300,000         271,894
                                                                                               ----------
                                                                                                2,867,453
                                                                                               ----------
HEALTHCARE (3.7%)
   Bausch & Lomb, Inc. ............................     6.38      08/01/03        250,000         241,032
   Bausch & Lomb, Inc. ............................     6.75      12/15/04        250,000         237,965
                                                                                               ----------
                                                                                                  478,997
                                                                                               ----------
INDUSTRIAL (13.0%)
   Airborne Freight Corp. .........................     8.88      12/15/02        250,000         251,397
   Crown Cork & Seal, Inc. ........................     6.75      04/15/03        500,000         465,975
   Thermo Electron Corp. ..........................     4.25      01/01/03        500,000         461,250
   Williams Cos., Inc. ............................     6.50      11/15/02        500,000         487,785
                                                                                               ----------
                                                                                                1,666,407
                                                                                               ----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                                  Face
                                                                            Rate    Maturity     Amount        Value
                                                                            ----    --------    --------    -----------
INTERMEDIATE-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (3.8%)
   Constellation Energy Group .........................................     6.13%   07/01/03    $250,000    $   241,597
   Public Svc. Electric & Gas Co. .....................................     7.88    11/01/01     250,000        250,705
                                                                                                                492,302
                                                                                                            -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES (Cost: $13,216,236) 97.4% ......................................     12,518,452
                                                                                                            -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.6%)
   IBM Credit Corp. ...................................................     6.70    07/03/00     138,000        137,949
   UBS Finance (Delw.) Inc. ...........................................     0.00    07/03/00     200,000        199,923
                                                                                                            -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $337,871) 2.6% .................................................        337,871
                                                                                                            -----------
TOTAL INVESTMENTS (Cost: $13,554,107) 100.0% ...........................................................    $12,856,323
                                                                                                            ===========

-------------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                       Shares           Value
                                      --------      ------------
COMMON STOCKS:
BASIC MATERIALS (0.4%)
  Eastman Chemical Co...............   27,300       $  1,303,575
                                                    ------------
CONSUMER, CYCLICAL (5.7%)
  America Online, Inc.*.............   23,300          1,229,075
  Bed Bath & Beyond, Inc.*..........   23,000            833,750
  CVS Corp..........................   93,600          3,744,000
  Disney (Walt) Co..................  106,000          4,114,125
  Harrah's Entertainment, Inc.*.....   86,000          1,800,625
  Interpublic Group of Cos., Inc. ..    4,400            189,200
  New York Times Co. Cl A...........   14,500            572,750
  Omnicom Group, Inc. ..............    2,300            204,844
  Viacom, Inc. Cl B*................   34,426          2,347,423
  Wal-Mart Stores, Inc. ............   87,300          5,030,663
                                                    ------------
                                                      20,066,455
                                                    ------------
CONSUMER, NON-CYCLICAL (3.6%)
  Alberto-Culver Co.................   62,500          1,910,156
  Anheuser-Busch Cos., Inc. ........   27,500          2,053,906
  Coca-Cola Co. ....................   40,000          2,297,500
  Hershey Food Corp.................   36,800          1,784,800
  Kroger Co.*.......................   95,000          2,095,938
  Safeway, Inc.*....................   58,200          2,626,275
                                                    ------------
                                                      12,768,575
                                                    ------------
ENERGY (3.0%)
  Anadarko Petroleum Corp...........    3,300            162,731
  Enron Corp........................    2,600            167,700
  Exxon Mobil Corp..................   35,800          2,810,300
  Halliburton Co....................   20,000            943,750
  Kerr-McGee Corp...................   34,000          2,003,875
  Occidental Petroleum Corp. .......   49,800          1,048,913
  Rowan Cos., Inc.*.................   41,400          1,257,525
  Royal Dutch Petroleum Co. (N.Y.)..   18,900          1,163,531
  Schlumberger, Ltd.................    6,000            447,750
  Transocean Sedco Forex, Inc. .....   10,744            574,133
                                                    ------------
                                                      10,580,208
                                                    ------------
FINANCIAL (8.8%)
  American Express Co. .............   71,100          3,706,088
  American Int'l. Group, Inc. ......   31,800          3,736,500
  Bank of New York Co., Inc. .......   73,200          3,403,800
  Chubb Corp........................   34,800          2,140,200
  Citigroup, Inc. ..................  102,150          6,154,538
  FleetBoston Financial Corp........   52,500          1,785,000
  Marsh & McLennan Cos., Inc. ......   51,600          5,388,975
  Mellon Financial Corp.............   70,000          2,550,625
  St. Paul Companies, Inc. .........   66,900          2,282,963
                                                    ------------
                                                      31,148,689
                                                    ------------
HEALTHCARE (6.6%)
  Amgen, Inc.*......................   75,000          5,268,750
  Bristol-Myers Squibb Co. .........   44,600          2,597,950
  Johnson & Johnson.................   21,000          2,139,375
  Lilly (Eli) & Co..................   36,000          3,595,500
  Merck & Co., Inc. ................   37,700          2,888,763
  Pfizer, Inc. .....................   76,800          3,686,400
  Pharmacia Corp....................   59,300          3,065,069
                                                    ------------
                                                      23,241,807
                                                    ------------
INDUSTRIAL (6.3%)
  AES Corp.*........................   60,000          2,737,500
  Agilent Technologies, Inc.*.......    8,695            641,256
  Convergys Corp.*..................   42,000          2,178,750
  General Electric Co...............  147,500          7,817,500
  KLA Tencor Corp.*.................   57,500          3,367,344
  Tyco International Ltd............   65,200          3,088,850
  United Technologies Corp..........   44,000          2,590,500
                                                    ------------
                                                      22,421,700
                                                    ------------
TECHNOLOGY (15.3%)
  Analog Devices, Inc.*.............   40,000          3,040,000
  Apple Computer, Inc.*.............   16,800            879,900
  Cisco Systems, Inc.*..............   47,500          3,019,218
  Comverse Technology Inc.*.........   37,000          3,441,000
  Dell Computer Corp.*..............   26,400          1,301,850
  EMC Corp.*........................   15,200          1,169,450
  Gateway, Inc.*....................   20,300          1,152,024
  Hewlett-Packard Co................   22,800          2,847,150
  Intel Corp........................   63,900          8,542,630
  Intl. Business Machines Corp......   26,200          2,870,537
  Lucent Technologies...............   27,700          1,641,224
  Micron Technology, Inc.*..........   90,600          7,978,463
  Microsoft Corp.*..................   43,200          3,456,000
  Millipore Corp....................   27,900          2,102,962
  Molex Inc., Cl A..................   20,000            962,500
  Nortel Networks Corp. Holding.....   26,000          1,774,500
  Oracle Corp.*.....................   25,800          2,168,813
  Sun Microsystems, Inc.*...........   15,600          1,418,624
  Texas Instruments, Inc. ..........   23,000          1,579,813
  Veritas Software Corp.*...........   26,000          2,938,406
                                                    ------------
                                                      54,285,064
                                                    ------------
TELECOMMUNICATIONS (2.3%)
  AT&T Corp.........................   62,500          1,976,563
  Nextel Communications, Inc.*......   44,800          2,741,200
  SBC Communications, Inc. .........   56,500          2,443,625
  WorldCom Inc.*....................   23,500          1,078,063
                                                    ------------
                                                       8,239,451
                                                    ------------

UTILITIES (0.4%)
  El Paso Energy Corp...............   28,500          1,451,719
                                                    ------------
  TOTAL COMMON STOCKS
  (Cost: $161,886,062) 52.4%.................        185,507,243
                                                    ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                           Face
                                                                 Rate       Maturity       Amount          Value
                                                                 -----     ----------   -----------     -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
   U.S. Treasury Bond.....................................       6.13%      11/15/27    $ 7,000,000     $ 6,984,670
                                                                                                        -----------
AGENCIES/OTHER GOVT'S. (12.7%)
   Connecticut Housing Fin. Auth..........................       7.63       05/15/21      1,000,000         951,880
   FHLB...................................................       0.00       07/07/17     25,000,000       6,234,250
   FHLB...................................................       0.00       07/14/17     25,000,000       6,226,500
   FHLMC..................................................       7.63       09/09/09      2,500,000       2,464,850
   FNMA...................................................       7.00       11/25/05        598,067         596,010
   FNMA...................................................       8.00       07/15/06        161,371         163,085
   FNMA...................................................       6.65       01/25/17         21,392          21,292
   FNMA...................................................       0.00       07/13/17    100,000,000      24,891,000
   FNMA...................................................       6.50       07/25/20        267,424         265,501
   Republic of Iceland....................................       6.13       02/01/04      2,500,000       2,424,700
   Suffolk County, New York...............................       5.80       11/01/04        250,000         234,225
   Suffolk County, New York...............................       5.88       11/01/05        750,000         694,208
                                                                                                        -----------
                                                                                                         45,167,501
                                                                                                        -----------
BASIC MATERIALS (2.8%)
   Georgia-Pacific Group..................................       8.63       04/30/25      2,000,000       1,870,480
   Inco Ltd...............................................       9.60       06/15/22      2,500,000       2,448,300
   Millennium America Inc. ...............................       7.63       11/15/26      2,500,000       1,810,150
   Praxair, Inc. .........................................       6.90       11/01/06      2,500,000       2,342,925
   Solutia, Inc. .........................................       6.72       10/15/37      1,500,000       1,415,385
                                                                                                        -----------
                                                                                                          9,887,240
                                                                                                        -----------
CONSUMER, CYCLICAL (3.9%)
   Centex Corp............................................       7.38       06/01/05      2,000,000       1,928,920
   Fruit of the Loom, Inc. ...............................       7.38       11/15/23        500,000         252,500
   Fruit of the Loom, Inc. ...............................       7.00       03/15/11      1,000,000         340,000
   Kellwood, Co...........................................       7.88       07/15/09      2,500,000       2,185,500
   Neiman-Marcus Group, Inc. .............................       7.13       06/01/28      2,500,000       2,150,175
   Polaroid Corp..........................................       7.25       01/15/07      1,000,000         869,650
   Pulte Corp.............................................       7.63       10/15/17      2,500,000       1,989,600
   Shopko Stores, Inc. ...................................       9.00       11/15/04      1,000,000       1,042,240
   Tommy Hilfiger USA, Inc. ..............................       6.50       06/01/03      2,850,000       2,166,000
   Venator Group, Inc. ...................................       7.00       10/15/02      1,000,000         900,000
                                                                                                        -----------
                                                                                                         13,824,585
                                                                                                        -----------
CONSUMER, NON-CYCLICAL (1.1%)
   Ralston Purina Co......................................       8.63       02/15/22      2,500,000       2,486,500
   Supervalu, Inc. .......................................       8.88       11/15/22      1,500,000       1,553,745
                                                                                                        -----------
                                                                                                          4,040,245
                                                                                                        -----------
ENERGY (2.7%)
   Lyondell Chemical Co...................................      10.25       11/01/10      2,500,000       2,457,250
   Southern Union Co......................................       7.60       02/01/24      5,000,000       4,567,150
   Tosco Corp.............................................       8.25       05/15/03      2,500,000       2,518,875
                                                                                                        -----------
                                                                                                          9,543,275
                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                          Face
                                                               Rate       Maturity       Amount          Value
                                                              ------      --------    -----------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (5.2%)
   Berkley (W.R.) Corp..................................       8.70%      01/01/22    $ 1,500,000    $  1,452,675
   Chase Manhattan Corp.................................       6.88       12/12/12      2,500,000       2,313,975
   Executive Risk, Inc. ................................       7.13       12/15/07      1,000,000         986,060
   Fairfax Financial Holdings, Ltd......................       8.25       10/01/15        500,000         456,785
   First American Corp..................................       7.55       04/01/28      2,250,000       1,972,800
   Fremont General Corp.................................       7.70       03/17/04      1,500,000         600,000
   Harleysville Group Inc. .............................       6.75       11/15/03      1,000,000         969,170
   Lehman Brothers Holdings, Inc. ......................       0.00       07/28/28      3,250,000         336,180
   Morgan (J.P.) & Co., Inc. ...........................       0.00       04/15/27     10,000,000       1,142,100
   Nationwide Health Properties.........................       7.90       11/20/06      5,000,000       4,604,050
   Progressive Corp. of Ohio............................      10.00       12/15/00        500,000         505,944
   Prudential Home Mtge. Secs. Co.......................       6.75       08/25/08         66,930          66,595
   SunAmerica, Inc. ....................................       9.95       02/01/12      2,000,000       2,431,900
   Vesta Insurance Group, Inc. .........................       8.75       07/15/25      1,000,000         673,210
                                                                                                     ------------
                                                                                                       18,511,444
                                                                                                     ------------
HEALTHCARE (1.6%)
   Aventis S.A..........................................       7.75       01/15/02      1,000,000         995,290
   Bausch & Lomb, Inc. .................................       6.75       12/15/04      2,500,000       2,379,650
   Bausch & Lomb, Inc. .................................       6.38       08/01/03      2,500,000       2,410,325
                                                                                                     ------------
                                                                                                        5,785,265
                                                                                                     ------------
INDUSTRIAL (4.3%)
   Borg-Warner, Inc. ...................................       8.00       10/01/19      5,000,000       4,523,650
   Clark Equipment Co...................................       8.35       05/15/23      1,500,000       1,499,925
   Geon Co..............................................       7.50       12/15/15      1,000,000         947,050
   Hasbro, Inc. ........................................       8.50       03/15/06      4,000,000       3,953,120
   Owens Corning........................................       7.00       03/15/09      1,500,000       1,037,460
   Thermo Electron Corp.................................       4.25       01/01/03      2,500,000       2,306,250
   Williams Cos., Inc. .................................       6.50       11/15/02      1,000,000         975,570
                                                                                                     ------------
                                                                                                       15,243,025
                                                                                                     ------------
TELECOMMUNICATIONS (0.3%)
   Central Telephone Co.................................       9.28       11/27/00      1,000,000       1,008,220
                                                                                                     ------------
UTILITIES (1.4%)
   New Orleans Public Service...........................       8.00       03/01/06      1,000,000       1,001,810
   Pacific Gas & Electric Co............................       8.75       01/01/01      1,000,000       1,006,750
   UtiliCorp United, Inc. ..............................       8.00       03/01/23      3,000,000       2,797,320
                                                                                                     ------------
                                                                                                        4,805,880
                                                                                                     ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $144,100,031) 38.0%....................................................................     134,801,350
                                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                            Face
                                                                  Rate      Maturity       Amount          Value
                                                                 ------     --------     ----------    ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER: (9.6%)
   Albertson's, Inc........................................       6.79%     07/03/00     $2,000,000    $  1,999,244
   American Express Credit Corp............................       6.78      07/07/00      5,000,000       4,994,346
   Emerson Electric........................................       6.92      07/05/00      4,150,000       4,146,809
   Ford Motor Credit Puerto Rico...........................       6.58      07/06/00      7,823,000       7,815,828
   General Electric Capital Corp...........................       6.75      07/07/00      4,596,000       4,590,828
   IBM Credit Corp.........................................       6.70      07/03/00        966,000         965,640
   Sony Capital Corp.......................................       6.62      07/05/00      4,526,000       4,522,666
   UBS Finance (Delw.) Inc.................................       6.75      07/05/00      5,040,000       5,036,216
                                                                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $34,071,577) (9.6%)......................................................................      34,071,577
                                                                                                       ------------
TOTAL INVESTMENTS
   (Cost: $340,057,670) 100.0%.....................................................................    $354,380,170
                                                                                                       ============

-------------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                       Shares         Value
                                       ------     ------------
COMMON STOCKS:
BASIC MATERIALS (0.5%)
  Millenium Chemical, Inc...........   95,900     $  1,630,300
                                                  ------------
CONSUMER, CYCLICAL (9.5%)
  Citadel Communications, Corp.*....   52,000        1,816,750
  Emmis Communications Cl A*........   70,000        2,896,250
  Entercom Communications...........   50,000        2,437,500
  Gallagher (Arthur J.) & Co. ......   94,000        3,948,000
  Outback Steakhouse, Inc.*.........  100,000        2,925,000
  Photronics, Inc.*.................   99,000        2,809,125
  Radio One, Inc. Cl A*.............   48,000        1,419,000
  Radio One, Inc. Cl D*.............   96,000        2,118,000
  Regent Communications Inc.*.......  205,000        1,761,729
  The Cheesecake Factory, Inc.*.....  120,000        3,300,000
  Trex, Inc.*.......................   80,000        4,000,000
  Westwood One, Inc.*...............  104,000        3,549,000
                                                  ------------
                                                    32,980,354
                                                  ------------
CONSUMER, NON-CYCLICAL (1.2%)
  Hain Celestial Group Inc.*........  116,500        4,274,093
                                                  ------------
ENERGY (11.1%)
  Core Laboratories N.V.*...........   96,000        2,784,000
  Forest Oil Corp.*.................  150,000        2,390,625
  Grey Wolf Inc.*...................  353,800        1,769,000
  Kinder Morgan, Inc. ..............   89,200        3,082,975
  Lyondell Petrochemical Co.........  102,000        1,708,500
  Midcoast Energy Res., Inc. .......   72,700        1,145,025
  Murphy Oil Corp...................   69,600        4,136,850
  NewField Exploration Company*.....   86,800        3,396,050
  Ocean Energy, Inc.*...............  306,000        4,341,375
  Precision Drilling Corp.*.........   99,900        3,858,637
  Pride International, Inc.*........  115,600        2,861,100
  R & B Falcon Corp.*...............  139,800        3,294,037
  Stone Energy Corp.*...............   60,000        3,585,000
                                                  ------------
                                                    38,353,174
                                                  ------------
FINANCIAL (12.3%)
  Ace, Ltd..........................  137,000        3,836,000
  Apartment Investment & Mgmt. Co...   50,400        2,179,800
  Arden Realty Group................   73,400        1,724,900
  Boston Properties.................   95,900        3,704,137
  Brown & Brown Inc. ...............      900           46,800
  Equity Res. Pptys. Tr. Co.........   76,500        3,519,000
  HCC Insurance Holdings, Inc. .....  113,500        2,142,312
  Hilb, Rogal & Hamilton Co.........  105,000        3,642,187
  Home Properties Inc. .............   74,400        2,232,000
  Kimco Realty Corp.................   86,600        3,550,600
  Mutual Risk Management Ltd........  218,000        3,774,125
  SL Green Realty Corp..............  134,400        3,595,200
  Spieker Properties, Inc. .........   74,100        3,501,225
  Vornado Realty Trust..............   50,000        1,737,500
  XL Capital Limited................   65,400        3,539,775
                                                  ------------
                                                    42,725,561
                                                  ------------
HEALTHCARE (9.3%)
  Celgene Corp.*....................   59,400        3,497,175
  IDEC Pharmaceuticals Corp.*.......   16,400        1,923,925
  Ivax Corp.*.......................  135,000        5,602,500
  Lifepoint Hospitals Inc.*.........  132,000        2,937,000
  Medimmune, Inc.*..................   32,100        2,375,400
  Minimed, Inc.*....................   18,000        2,124,000
  Oxford Health Plans, Inc.*........  150,000        3,571,875
  Progenics Pharmaceuticals, Inc.*..   43,700          622,725
  Province Healthcare Co.*..........   87,000        3,142,875
  Shire Parmaceuticals Group Plc*...   69,700        3,615,687
  Triad Hospitals, Inc.*............  118,000        2,854,125
                                                  ------------
                                                    32,267,287
                                                  ------------

INDUSTRIAL (23.2%)
  Abgenix Inc.*.....................   16,400        1,965,694
  Bindview Development Corp.*.......  122,400        1,468,800
  CSG Systems Intl., Inc.*..........   60,000        3,363,750
  Cymer, Inc.*......................   50,000        2,387,500
  Documentum, Inc.*.................   36,800        3,289,000
  Dycom Industries, Inc.*...........   95,000        4,370,000
  EBenx, Inc.*......................   95,000        2,012,812
  Electro Scientific Inds Inc.*.....   36,000        1,585,126
  Exar Corp.*.......................   60,300        5,257,406
  Forward Air Corporation*..........  156,600        6,264,000
  GaSonics International Corp.*.....  220,000        8,676,250
  Grant Prideco, Inc.*..............   81,300        2,032,500
  Hooper Holmes, Inc. ..............  220,000        1,760,000
  HS Resources, Inc.*...............   94,200        2,826,000
  Macromedia Inc.*..................   21,000        2,030,437
  Metron Technology N.V.*...........  155,000        1,954,457
  MKS Instruments, Inc.*............   65,000        2,543,125
  Nova Chemicals Corp...............   50,000        1,075,000
  Olin Corp.........................  115,100        1,899,150
  PRI Automation, Inc.*.............   35,300        2,308,288
  Sawtek, Inc.*.....................   45,000        2,590,312
  Semitool, Inc.*...................  117,000        2,025,562
  Semtech Corp.*....................   48,500        3,709,493
  Spartech Corp.....................   80,000        2,160,000
  Trimeris Inc.*....................   45,000        3,147,187
  Varco International, Inc.*........  116,200        2,701,650
  Veeco Instruments, Inc.*..........   44,800        3,281,600
  Wellman, Inc. ....................  115,100        1,863,181
                                                  ------------
                                                    80,548,280
                                                  ------------
TECHNOLOGY (18.0%)
  Advanced Energy Industries*.......   40,000        2,357,500
  Alliance Semiconductor Corp.*.....  120,000        2,947,500
  Atmel Corp.*......................   57,600        2,124,000
  Cabletron Systems, Inc.*..........  100,000        2,525,000
  CDW Computers Centers, Inc.*......   67,200        4,200,000
  Cypress Semiconductor Corp.*......   73,500        3,105,375
  Cytyc Corporation*................   78,700        4,200,612
  Integrated Device Tech., Inc.*....   71,500        4,281,062
  Lattice Semiconductor Corp.*......   50,000        3,456,250
  Mercury Interactive Corp.*........   44,600        4,315,050
  Millipore Corp....................   50,000        3,768,750
  National Instruments Corp.*.......  135,000        5,889,375
  Networks Associates, Inc.*........  175,000        3,565,625
  Novellus Systems, Inc.*...........   70,800        4,004,625
  Peregrine Systems, Inc.*..........   76,600        2,657,062
  Quest Software, Inc.*.............   89,400        4,950,525
  Therma-Wave Inc.*.................   85,000        1,896,562
  Verity Inc.*......................   51,300        1,949,400
                                                  ------------
                                                    62,194,273
                                                  ------------
TELECOMMUNICATIONS (3.6%)
  California Amplifier Inc.*........   75,000        3,431,250
  NTL Incorporated*.................   37,500        2,245,312
  Price Communications Corp.*.......  108,535        2,557,355
  True North Communications Inc. ...   34,100        1,500,400
  Western Wireless Corp. Cl A*......   49,000        2,670,500
                                                  ------------
                                                    12,404,817
                                                  ------------
UTILITIES (0.8%)
  Montana Pwr. Co...................   37,400        1,320,687
  NSTAR.............................   33,800        1,375,237
                                                  ------------
                                                     2,695,924
                                                  ------------
  TOTAL COMMONS STOCKS
  (Cost: $248,032,275) 89.5%........               310,074,063
                                                  ------------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                           Face
                                                                 Rate      Maturity       Amount          Value
                                                                 ----      --------     ----------    ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (10.5%)
   American Express Credit Corp..............................    6.65%     07/12/00     $4,538,000    $  4,528,774
   Emerson Electric..........................................    6.92      07/05/00      4,000,000       3,996,924
   General Motors Acceptance Corp............................    6.78      07/07/00      4,000,000       3,995,477
   UBS Finance (Delw.) Inc...................................    6.75      07/05/00      4,600,000       4,596,547
   Ford Motor Credit Corp....................................    6.26      07/03/00      4,586,000       4,584,286
   Ford Motor Credit Puerto Rico.............................    6.59      07/03/00      1,862,000       1,861,317
   American Express Credit Corp..............................    6.78      07/07/00      3,992,000       3,987,486
   UBS Finance (Delw.) Inc...................................    6.96      07/03/00      4,450,000       4,448,279
   Washington Post...........................................    7.00      07/05/00      4,330,000       4,326,632
                                                                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $36,325,722) 10.5% .....................................................................      36,325,722
                                                                                                      ------------
TOTAL INVESTMENTS
   (Cost: $284,357,997) 100.0% ...................................................................    $346,399,785
                                                                                                      ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)

                                                                                               Mid-Cap
                                                Money Market    All America    Equity Index  Equity Index       Bond
                                                    Fund           Fund            Fund          Fund           Fund
                                                ------------    -----------    ------------  ------------   ------------
ASSETS:
Investments at market value
  (Cost:
  Money Market Fund -- $94,491,979
  All America Fund -- $528,656,691
  Equity Index Fund -- $388,688,133
  Mid-Cap Equity Index Fund -- $49,542,937
   Bond Fund -- $527,057,028)
   (Notes 1 and 3) ..........................    $94,491,979   $890,957,814   $564,571,680    $50,516,228   $497,202,606
Cash ........................................          7,802      5,005,152         53,388         13,275          8,159
Interest and dividends receivable ...........             --        681,922        435,650         27,218      8,358,205
Receivable for securities sold ..............             --      5,203,684      1,050,843         20,996            213
                                                 -----------   ------------   ------------    -----------   ------------
TOTAL ASSETS ................................     94,499,781    901,848,572    566,111,561     50,577,717    505,569,183
                                                 -----------   ------------   ------------    -----------   ------------
Payable for securities purchased ............             --     11,277,853      2,294,385        174,301             --
Net Assets ..................................    $94,499,781   $890,570,719   $563,817,176    $50,403,416   $505,569,183
                                                 ===========   ============   ============    ===========   ============
NUMBER OF SHARES
   OUTSTANDING (NOTE 4) .....................     77,350,964    251,806,139    196,481,567     42,064,934    376,147,924
                                                 ===========   ============   ============    ===========   ============
NET ASSET VALUES, offering and
  redemption price per share ................          $1.22          $3.54          $2.87          $1.20          $1.34
                                                       =====          =====          =====          =====          =====


                                                                Short-Term     Mid-Term       Composite   Aggressive Equity
                                                                Bond Fund      Bond Fund        Fund            Fund
                                                               ------------   -----------    ------------ -----------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $11,286,560
   Mid-Term Bond Fund -- $13,554,107
   Composite Fund -- $340,057,670
   Aggressive Equity Fund -- $284,357,997)
   (Notes 1 and 3) .........................................    $11,212,372    $12,856,323   $354,380,170   $346,399,785
Cash .......................................................          2,629            722          7,355      3,081,128
Interest and dividends receivable ..........................         90,519        210,892      2,042,413        269,619
Receivable for securities sold .............................         39,671             --             --        989,342
                                                                -----------    -----------   ------------   ------------
TOTAL ASSETS ...............................................     11,345,191     13,067,937    356,429,938    350,739,874
Payable for securities purchased ...........................             --             --             --      9,446,629
                                                                -----------    -----------   ------------   ------------
NET ASSETS .................................................    $11,345,191    $13,067,937   $356,429,938   $341,293,245
                                                                ===========    ===========   ============   ============
NUMBER OF SHARES OUTSTANDING (Note 4) ......................     11,067,083     14,842,786    186,780,116    152,169,880
                                                                ===========    ===========   ============   ============
NET ASSET VALUES, offering and
  redemption price per share ...............................          $1.03          $0.88          $1.91          $2.24
                                                                      =====          =====          =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

                                                                                          Mid-Cap
                                         Money Market    All America     Equity Index   Equity Index      Bond
                                             Fund           Fund             Fund           Fund          Fund
                                         ------------   ------------     -----------    ------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..........................   $       --    $  4,116,284     $ 3,161,361     $  223,339    $        --
   Interest ...........................    2,277,623       1,186,168         160,165        107,088     19,970,698
                                          ----------    ------------     -----------     ----------    -----------
Total income ..........................    2,277,623       5,302,452       3,321,526        330,427     19,970,698
                                          ----------    ------------     -----------     ----------    -----------
Expenses:
   Investment advisory fees (Note 2) ..       93,163       2,221,248         348,004         25,899      1,222,896
                                          ----------    ------------     -----------     ----------    -----------
NET INVESTMENT INCOME .................    2,184,460       3,081,204       2,973,522        304,528     18,747,802
                                          ----------    ------------     -----------     ----------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 1):
Net realized gain (loss) on investments         (899)    110,767,883      21,556,983      3,613,931      1,462,271
Net unrealized appreciation
   (depreciation) of investments ......           --     (69,780,647)    (26,419,866)      (857,178)    (2,860,435)
                                          ----------    ------------     -----------     ----------    -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .........         (899)     40,987,236      (4,862,883)     2,756,753     (1,398,164)
                                          ----------    ------------     -----------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $2,183,561    $ 44,068,440     $(1,889,361)    $3,061,281    $17,349,638
                                          ==========    ============     ===========     ==========    ===========

                                                                                          Aggressive
                                          Short-Term      Mid-Term         Composite        Equity
                                             Fund           Fund             Fund            Fund
                                           -----------   ---------       ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ............................  $     --      $      --       $    702,887    $    722,676
   Interest .............................   355,829        471,949          5,899,679         805,740
                                           --------      ---------       ------------    ------------
Total income ............................   355,829        471,949          6,602,566       1,528,416
                                           --------      ---------       ------------    ------------
Expenses:
   Investment advisory fees (Note 2) ....    27,683         32,444            884,133       1,341,958
                                           --------      ---------       ------------    ------------
NET INVESTMENT INCOME ...................   328,146        439,505          5,718,433         186,458
                                           --------      ---------       ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .        (8)       (12,071)        34,579,706      38,877,032
Net unrealized appreciation
   (depreciation) of investments ........    31,970       (214,345)       (39,781,801)    (28,733,574)
                                           --------      ---------       ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    31,962       (226,416)        (5,202,095)     10,143,458
                                           --------      ---------       ------------    ------------
NET INCREASE(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............  $360,108      $ 213,089       $    516,338    $ 10,329,916
                                           ========      =========       ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                    Money Market Fund            All America Fund            Equity Index Fund
                                              --------------------------- ----------------------------  ---------------------------
                                               For the Six     For the      For the Six     For the      For the Six     For the
                                               Months Ended  Year Ended    Months Ended   Year Ended    Months Ended   Year Ended
                                              June 30, 2000  December 31,  June 30, 2000  December 31,  June 30, 2000  December 31,
                                               (Unaudited)      1999        (Unaudited)      1999        (Unaudited)      1999
                                              ------------- ------------- -------------- -------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..................... $  2,184,460  $  3,396,536  $   3,081,204  $   5,715,886  $  2,973,522  $  6,779,654
  Net realized gain (loss) on investments ...         (899)       (3,777)   110,767,883     77,162,086    21,556,983     9,635,146
  Unrealized appreciation (depreciation) of
    investments .............................           --            --    (69,780,647)   102,305,846   (26,419,866)   79,320,773
                                              ------------  ------------  -------------  -------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................    2,183,561     3,392,759     44,068,440    185,183,818    (1,889,361)   95,735,573
                                              ------------  ------------  -------------  -------------  ------------  ------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ..........   79,368,794    77,687,366     94,082,448     83,233,506    78,349,972   225,737,689
  Dividends reinvested ......................           --     3,399,058             --     66,717,511            --    15,035,198
  Cost of shares redeemed ...................  (60,633,030)  (88,269,347)  (133,223,675)  (115,122,933)  (95,912,699) (148,970,349)
  Dividend distributions ....................           --    (3,399,058)            --    (66,717,511)           --   (15,035,198)
                                              ------------  ------------  -------------  -------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ...........   18,735,764   (10,581,981)   (39,141,227)   (31,889,427)  (17,562,727)   76,767,340
                                              ------------  ------------  -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS ...........   20,919,325    (7,189,222)     4,927,213    153,294,391   (19,452,088)  172,502,913
NET ASSETS, BEGINNING OF PERIOD/YEAR ........   73,580,456    80,769,678    885,643,506    732,349,115   583,269,264   410,766,351
                                              ------------  ------------  -------------  -------------  ------------  ------------
NET ASSETS, END OF PERIOD/YEAR .............. $ 94,499,781  $ 73,580,456  $ 890,570,719  $ 885,643,506  $563,817,176  $583,269,264
                                              ============  ============  =============  =============  ============  ============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................... $ 92,208,491  $ 73,472,727  $ 399,745,283  $ 438,886,510  $372,004,865  $389,567,592
  Accumulated undistributed net investment
    income (loss) ...........................    2,306,799       122,339        225,188     (2,856,016)    3,066,004        92,482
  Accumulated undistributed net realized gain
   (loss) on investments ....................      (15,509)      (14,610)   128,299,125     17,531,242    12,862,760    (8,694,223)
  Unrealized appreciation (depreciation) of
    investments .............................           --            --    362,301,123    432,081,770   175,883,547   202,303,413
                                              ------------  ------------  -------------  -------------  ------------  ------------
NET ASSETS, END OF PERIOD/YEAR .............. $ 94,499,781  $ 73,580,456  $ 890,570,719  $ 885,643,506  $563,817,176  $583,269,264
                                              ============  ============  =============  =============  ============  ============

                                                    Mid-Cap Equity                                                Short-Term
                                                      Index Fund                    Bond Fund                     Bond Fund
                                              ---------------------------- ---------------------------  ----------------------------
                                               For the Six     For the      For the Six     For the      For the Six      For the
                                               Months Ended   Year Ended    Months Ended   Year Ended    Months Ended    Year Ended
                                              June 30, 2000  December 31,  June 30, 2000  December 31,  June 30, 2000   December 31,
                                               (Unaudited)       1999*      (Unaudited)      1999        (Unaudited)       1999
                                              -------------  ------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income .....................  $   304,528   $   275,981   $ 18,747,802   $ 32,777,301   $    328,146   $   932,650
  Net realized gain (loss) on investments ...    3,613,931       722,209      1,462,271       (732,183)            (8)      (79,368)
  Unrealized appreciation (depreciation) of
    investments .............................     (857,178)    1,830,469     (2,860,435)   (40,950,914)        31,970      (141,958)
                                               -----------   -----------   ------------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................    3,061,281     2,828,659     17,349,638     (8,905,796)       360,108       711,324
                                               -----------   -----------   ------------   ------------   ------------   -----------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ..........   21,642,208    52,496,765     50,027,716     74,048,382      2,027,768     3,737,066
  Dividends reinvested ......................           --       270,989             --     33,494,780             --       925,610
  Cost of shares redeemed ...................   (8,247,207)  (21,378,290)   (28,100,492)   (64,179,257)    (3,382,867)  (14,083,396)
  Dividend distributions ....................           --      (270,989)            --    (33,494,780)            --      (925,610)
                                               -----------   -----------   ------------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ...........   13,395,001    31,118,475     21,927,224      9,869,125     (1,355,099)  (10,346,330)
                                               -----------   -----------   ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS ...........   16,456,282    33,947,134     39,276,862        963,329       (994,991)   (9,635,006)
NET ASSETS, BEGINNING OF PERIOD/YEAR ........   33,947,134            --    466,292,321    465,328,992     12,340,182    21,975,188
                                               -----------   -----------   ------------   ------------   ------------   -----------
NET ASSETS, END OF PERIOD/YEAR ..............  $50,403,416   $33,947,134   $505,569,183   $466,292,321   $ 11,345,191   $12,340,182
                                               ===========   ===========   ============   ============   ============   ===========
COMPONENTS OF NET ASSETS:
  Paid-in capital ...........................  $44,784,465   $31,389,464   $521,541,512   $499,614,288   $ 11,157,452   $12,512,551
  Accumulated undistributed net investment
    income (loss) ...........................      309,520         4,992     17,955,855       (791,947)       348,411        20,265
  Accumulated undistributed net realized gain
    (loss) on investments ...................    4,336,140       722,209     (4,073,762)    (5,536,033)       (86,484)      (86,476)
  Unrealized appreciation (depreciation) of
    investments .............................      973,291     1,830,469    (29,854,422)   (26,993,987)       (74,188)     (106,158)
                                               -----------   -----------   ------------   ------------   ------------   -----------
NET ASSETS, END OF PERIOD/YEAR ..............  $50,403,416   $33,947,134   $505,569,183   $466,292,321   $ 11,345,191   $12,340,182
                                               ===========   ===========   ============   ============   ============   ===========

-------------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       Mid-Term
                                                       Bond Fund                Composite Fund             Aggressive Equity Fund
                                             --------------------------- ----------------------------   ----------------------------
                                              For the Six     For the     For the Six      For the       For the Six      For the
                                              Months Ended  Year Ended   Months Ended    Year Ended     Months Ended    Year Ended
                                             June 30, 2000  December 31, June 30, 2000   December 31,   June 30, 2000   December 31,
                                              (Unaudited)      1999       (Unaudited)       1999         (Unaudited)        1999
                                             ------------   ------------ -------------  -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ...................  $   439,505   $   794,000   $  5,718,433   $ 11,002,122    $    186,458   $     14,954
  Net realized gain (loss) on investments .      (12,071)        2,624     34,579,706     16,247,481      38,877,032     21,546,315
  Unrealized appreciation (depreciation) of
    investments ...........................     (214,345)     (606,489)   (39,781,801)    21,612,218     (28,733,574)    59,604,813
                                             -----------   -----------   ------------   ------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............      213,089       190,135        516,338     48,861,821      10,329,916     81,166,082
                                             -----------   -----------   ------------   ------------    ------------   ------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ........    3,587,287     3,463,522     22,954,935     12,591,610     122,399,285     52,349,524
  Dividends reinvested ....................           --       803,987             --     25,503,136              --         14,891
  Cost of shares redeemed .................   (3,916,022)   (5,900,378)   (30,898,603)   (33,797,510)    (60,660,553)
  Dividend distributions ..................           --      (803,987)            --    (25,503,136)             --        (14,891)
                                             -----------   -----------   ------------   ------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS ..............     (328,735)   (2,436,856)    (7,943,668)   (21,205,900)     52,695,447     (8,311,029)
                                             -----------   -----------   ------------   ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS .........     (115,646)   (2,246,721)    (7,427,330)    27,655,921      63,025,363     72,855,053
NET ASSETS, BEGINNING OF PERIOD/YEAR ......   13,183,583    15,430,304    363,857,268    336,201,347     278,267,882    205,412,829
                                             -----------   -----------   ------------   ------------    ------------   ------------
NET ASSETS, END OF PERIOD/YEAR ............  $13,067,937   $13,183,583   $356,429,938   $363,857,268    $341,293,245   $278,267,882
                                             ===========   ===========   ============   ============    ============   ============
Components of Net Assets:
  Paid-in capital .........................  $14,586,265   $14,915,000   $303,496,150   $311,439,818    $242,558,759   $189,863,312
  Accumulated undistributed net investment
    income (loss) .........................      375,399       (64,106)     6,414,146        695,713         176,069        (10,389)
  Accumulated undistributed net realized
    gain (loss) on investments ............   (1,195,943)   (1,183,872)    32,197,142     (2,382,564)     36,516,629     (2,360,403)
  Unrealized appreciation (depreciation) of
    investments ...........................     (697,784)     (483,439)    14,322,500     54,104,301      62,041,788     90,775,362
                                             -----------   -----------   ------------   ------------    ------------   ------------
NET ASSETS, END OF PERIOD/YEAR ............  $13,067,937   $13,183,583   $356,429,938   $363,857,268    $341,293,245   $278,267,882
                                             ===========   ===========   ============   ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding during the six months ended June 30, 2000, and throughout each of the five years ended December 31, 1999, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.

                                                                                          Money Market Fund
                                                                     ---------------------------------------------------------
                                                                       Six Months
                                                                         Ended               Years Ended December 31,
                                                                     June 30, 2000   -----------------------------------------
                                                                      (Unaudited)    1999     1998     1997     1996     1995
                                                                     -------------   -----    -----    -----    -----    -----
Net Asset Value, Beginning of Period/Year........................        $1.19       $1.18    $1.18    $1.19    $1.18    $1.19
                                                                         -----       -----    -----    -----    -----    -----

Income From Investment Operations:
  Net Investment Income..........................................         0.03        0.06     0.06     0.07     0.06     0.07
  Net Gains or (Losses) on Securities realized and unrealized....           --          --       --       --       --       --
                                                                         -----       -----    -----    -----    -----    -----

Total From Investment Operations.................................         0.03        0.06     0.06     0.07     0.06     0.07
                                                                         -----       -----    -----    -----    -----    -----

Less: Dividend Distributions:
  From Net Investment Income.....................................           --       (0.05)   (0.06)   (0.08)   (0.05)   (0.08)
                                                                         -----       -----    -----    -----    -----    -----

Total Distributions..............................................           --       (0.05)   (0.06)   (0.08)   (0.05)   (0.08)
                                                                         -----       -----    -----    -----    -----    -----

Net Asset Value, End of Period/Year..............................        $1.22       $1.19    $1.18    $1.18    $1.19    $1.18
                                                                         =====       =====    =====    =====    =====    =====

Total Return (%).................................................          3.0         5.1      5.4      5.5      5.3      5.8

Net Assets, End of Period/Year ($ millions)......................           94          74       81       68       78       73

Ratio of Expenses to Average Net Assets (%)......................         0.25(a)     0.25     0.25     0.25     0.25     0.25

Ratio of Net Investment Income to Average Net Assets (%).........         5.87(a)     4.93     5.26     5.32     5.21     5.66

Portfolio Turnover Rate(b).......................................         N/A         N/A      N/A      N/A      N/A      N/A

----------
(a) Annualized.
(b) Portfolio  turnover  rate  excludes  all  short-term  securities.
N/A=NotApplicable.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                           All America Fund
                                                                     ---------------------------------------------------------
                                                                      Six Months
                                                                         Ended                Years Ended December 31,
                                                                     June 30, 2000   -----------------------------------------
                                                                      (Unaudited)     1999     1998     1997     1996     1995
                                                                     -------------   -----    -----    -----    -----    -----
Net Asset Value, Beginning of Period/Year........................        $3.37       $2.90    $2.71    $2.44    $2.13    $1.61

Income From Investment Operations:
  Net Investment Income..........................................         0.01        0.02     0.03     0.03     0.03     0.03

  Net Gains or (Losses) on Securities realized and unrealized....         0.16        0.72     0.54     0.62     0.41     0.56
                                                                         -----       -----    -----    -----    -----    -----

Total From Investment Operations.................................         0.17        0.74     0.57     0.65     0.44     0.59
                                                                         -----       -----    -----    -----    -----    -----
Less Dividend Distributions:
  From Net Investment Income.....................................           --       (0.03)   (0.03)   (0.03)   (0.03)   (0.03)

  From Capital Gains.............................................           --       (0.24)   (0.35)   (0.35)   (0.10)   (0.04)
                                                                         -----       -----    -----    -----    -----    -----

Total Distributions..............................................           --       (0.27)   (0.38)   (0.38)   (0.13)   (0.07)
                                                                         -----       -----    -----    -----    -----    -----

Net Asset Value, End of Period/Year..............................        $3.54       $3.37    $2.90    $2.71    $2.44    $2.13
                                                                         =====       =====    =====    =====    =====    =====

Total Return (%).................................................          5.0        25.8     21.3     26.8     20.7     36.6

Net Assets, End of Period/Year ($ millions)......................          891         886      732      700      637      533

Ratio of Expenses to Average Net Assets (%)......................         0.50(a)     0.50     0.50     0.50     0.50     0.50

Ratio of Net Investment Income to Average Net Assets (%).........         0.69(a)     0.73     0.84     0.98     1.26     1.57

Portfolio Turnover Rate (%)(b)...................................        41.72       30.03    40.47    28.64    28.35    33.63

-------------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                      Equity Index Fund                  Mid-Cap Equity Index Fund
                                                ------------------------------------------------------   -------------------------
                                                 Six Months                                              Six Months
                                                   Ended                                                   Ended          Year
                                                  June 30,           Years Ended December 31,             June 30,        Ended
                                                    2000       ---------------------------------------      2000       December 31,
                                                (Unaudited)    1999     1998    1997     1996     1995   (Unaudited)      1999(b)
                                                ----------     ----     ----    ----     ----     ----   -----------   ------------
Net Asset Value, Beginning of Period/Year .....    $2.88       $2.45    $2.08   $1.59    $1.35    $1.02     $1.11         $1.00
                                                   -----       -----    -----   -----    -----    -----     -----         -----

Income From Investment Operations:
  Net Investment Income .......................     0.02        0.03     0.03    0.03     0.03     0.02      0.01          0.01

  Net Gains or (Losses) on Securities
   realized and unrealized ....................    (0.03)       0.48     0.55    0.50     0.27     0.36      0.08          0.11
                                                   -----       -----    -----   -----    -----    -----     -----         -----

Total From Investment Operations ..............    (0.01)       0.51     0.58    0.53     0.30     0.38      0.09          0.12
                                                   -----       -----    -----   -----    -----    -----     -----         -----

Less Dividend Distributions:
  From Net Investment Income ..................       --       (0.03)   (0.03)  (0.03)   (0.03)   (0.03)       --         (0.01)

  From Capital Gains ..........................       --       (0.05)   (0.17)  (0.01)   (0.03)   (0.02)       --            --
                                                   -----       -----    -----   -----    -----    -----     -----         -----

Total Distributions ...........................       --       (0.08)   (0.20)  (0.04)   (0.06)   (0.05)       --         (0.01)
                                                   -----       -----    -----   -----    -----    -----     -----         -----

Net Asset Value, End of Period/Year ...........    $2.87       $2.88    $2.45   $2.08    $1.59    $1.35     $1.20         $1.11
                                                   =====       =====    =====   =====    =====    =====     =====         =====

Total Return (%) ..............................     (0.4)       20.6     28.6    33.1     22.7     36.6       8.1          11.8

Net Assets, End of Period/Year
  ($ millions) ................................      564         583      411     237      102       43        50            34

Ratio of Expenses to Average Net
  Assets (%) ..................................     0.13(a)     0.13     0.13    0.13     0.13     0.13      0.13(a)       0.13(a)

Ratio of Net Investment Income to
  Average Net Assets (%) ......................     1.07(a)     1.34     1.57    1.86     2.19     2.50      1.47(a)       1.70(a)

Portfolio Turnover Rate (%)(c) ................     3.84        6.89    11.68   14.17     5.85    13.99     27.59         31.67

-------------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                             Bond Fund
                                                                     ---------------------------------------------------------
                                                                      Six Months
                                                                         Ended                Years Ended December 31,
                                                                     June 30, 2000   -----------------------------------------
                                                                      (Unaudited)    1999     1998     1997     1996     1995
                                                                     -------------   ----     ----     ----     ----     ----
Net Asset Value, Beginning of Period/Year........................        $1.30       $1.42    $1.43    $1.38    $1.43    $1.27
                                                                         -----       -----    -----    -----    -----    -----
Income From Investment Operations:
  Net Investment Income..........................................         0.05        0.10     0.10     0.09     0.09     0.09

  Net Gains or (Losses) on Securities realized and unrealized....        (0.01)      (0.12)      --     0.06    (0.04)    0.16
                                                                         -----       -----    -----    -----    -----    -----

Total From Investment Operations.................................         0.04       (0.02)    0.10     0.15     0.05     0.25
                                                                         -----       -----    -----    -----    -----    -----
Less Dividend Distributions:
  From Net Investment Income.....................................           --       (0.10)   (0.10)   (0.09)   (0.09)   (0.09)

  From Capital Gains.............................................           --          --    (0.01)   (0.01)   (0.01)      --
                                                                         -----       -----    -----    -----    -----    -----

Total Distributions..............................................           --       (0.10)   (0.11)   (0.10)   (0.10)   (0.09)
                                                                         -----       -----    -----    -----    -----    -----

Net Asset Value, End of Period/Year..............................        $1.34       $1.30    $1.42    $1.43    $1.38    $1.43
                                                                         =====       =====    =====    =====    =====    =====

Total Return (%).................................................          3.6        (1.9)     7.2     10.4      3.5     19.4

Net Assets, End of Period/Year ($ millions)......................          506         466      465      414      329      311

Ratio of Expenses to Average Net Assets (%)......................         0.50(a)     0.50     0.50     0.50     0.50     0.50

Ratio of Net Investment Income to Average Net Assets (%).........         7.67(a)     7.11     6.73     6.69     6.70     6.64

Portfolio Turnover Rate (%)(b)...................................        18.11       29.32    21.60    57.71    30.14    41.93

-------------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                           Short-Term Bond Fund
                                          -----------------------------------------------------
                                            Six Months
                                              Ended              Years Ended December 31,
                                          June 30, 2000  --------------------------------------
                                           (Unaudited)    1999    1998    1997    1996    1995
                                          -------------  ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period/Year    $ 0.99      $ 1.03  $ 1.02  $ 1.03  $ 1.02  $ 1.00
                                             ------      ------  ------  ------  ------  ------

Income From Investment Operations:
  Net Investment Income .................      0.03        0.09    0.05    0.07    0.04    0.06

Net Gains or (Losses) on
  Securities realized and
  unrealized ............................      0.01       (0.04)   0.01   (0.01)   0.01    0.02
                                             ------      ------  ------  ------  ------  ------

Total From Investment Operations ........      0.04        0.05    0.06    0.06    0.05    0.08
                                             ------      ------  ------  ------  ------  ------

Less Dividend Distributions:
  From Net Investment Income ............        --       (0.09)  (0.05)  (0.07)  (0.04)  (0.06)

  From Capital Gains ....................        --          --      --      --      --      --
                                             ------      ------  ------  ------  ------  ------

Total Distributions .....................        --       (0.09)  (0.05)  (0.07)  (0.04)  (0.06)
                                             ------      ------  ------  ------  ------  ------

Net Asset Value, End of
  Period/Year ...........................    $ 1.03      $ 0.99  $ 1.03  $ 1.02  $ 1.03  $ 1.02
                                             ======      ======  ======  ======  ======  ======

Total Return (%) ........................       3.3         4.2     5.7     6       4.9     7.7

Net Assets, End of Period/Year
  ($ millions) ..........................        11          12      22      15      16       3

Ratio of Expenses to Average
  Net Assets (%) ........................      0.50(a)     0.50    0.50    0.50    0.50    0.48

Ratio of Net Investment Income to
  Average Net Assets (%) ................      5.90(a)     5.48    5.46    5.81    5.42    4.65

Portfolio Turnover Rate (%)(b) ..........     24.72       44.68   91.35   74.95    6.68   16.47


                                                             Mid-Term Bond Fund
                                          ------------------------------------------------------
                                            Six Months
                                              Ended              Years Ended December 31,
                                          June 30, 2000  ---------------------------------------
                                           (Unaudited)    1999    1998    1997    1996    1995
                                          -------------  ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period/Year    $ 0.87      $ 0.91  $ 0.90  $ 0.90  $ 1.00  $ 0.91
                                             ------      ------  ------  ------  ------  ------

Income From Investment Operations:
  Net Investment Income .................      0.03        0.05    0.05    0.05    0.14    0.06

Net Gains or (Losses) on
  Securities realized and
  unrealized ............................     (0.02)      (0.04)   0.01    0.01   (0.10)   0.09
                                             ------      ------  ------  ------  ------  ------

Total From Investment Operations ........      0.01        0.01    0.06    0.06    0.04    0.15
                                             ------      ------  ------  ------  ------  ------

Less Dividend Distributions:
  From Net Investment Income ............        --       (0.05)  (0.05)  (0.06)  (0.14)  (0.06)

  From Capital Gains ....................        --          --      --      --      --      --
                                             ------      ------  ------  ------  ------  ------

Total Distributions .....................        --       (0.05)  (0.05)  (0.06)  (0.14)  (0.06)
                                             ------      ------  ------  ------  ------  ------

Net Asset Value, End of
  Period/Year ...........................    $ 0.88      $ 0.87  $ 0.91  $ 0.90  $ 0.90  $ 1.00
                                             ======      ======  ======  ======  ======  ======

Total Return (%) ........................       1.6         1.4     6.4     7.3     3.9    16.3

Net Assets, End of Period/Year
  ($ millions) ..........................        13          13      15      15      13      24

Ratio of Expenses to Average
  Net Assets (%) ........................      0.50(a)     0.50    0.50    0.50    0.50    0.50

Ratio of Net Investment Income to
  Average Net Assets (%) ................      6.78(a)     5.75    5.76    5.87     5.8    5.73

Portfolio Turnover Rate (%)(b) ..........      7.96       10.28   23.09   12.89  144.55   73.72

-------------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                           Composite Fund
                                   --------------------------------------------------------------
                                     Six Months
                                       Ended                  Years Ended December 31,
                                   June 30, 2000  -----------------------------------------------
                                    (Unaudited)    1999      1998       1997      1996      1995
                                   -------------  ------    ------    -------    ------    ------
Net Asset Value, Beginning of
  Period/Year ....................    $ 1.91      $ 1.78    $ 1.62    $  1.77    $ 1.81    $ 1.57
                                      ------      ------    ------    -------    ------    ------

Income From Investment Operations:
  Net Investment Income ..........      0.03        0.06      0.07       0.07      0.07      0.08

  Net Gains or (Losses) on
    Securities realized and
    unrealized ...................     (0.03)       0.21      0.17       0.24      0.14      0.27
                                      ------      ------    ------    -------    ------    ------

Total From Investment Operations .        --        0.27      0.24       0.31      0.21      0.35
                                      ------      ------    ------    -------    ------    ------

Less Dividend Distributions:
  From Net Investment Income .....        --       (0.06)    (0.07)     (0.07)    (0.08)    (0.08)

  From Capital Gains .............        --       (0.08)    (0.01)     (0.39)    (0.17)    (0.03)
                                      ------      ------    ------    -------    ------    ------

Total Distributions ..............        --       (0.14)    (0.08)     (0.46)    (0.25)    (0.11)
                                      ------      ------    ------    -------    ------    ------

Net Asset Value, End of
  Period/Year ....................    $ 1.91      $ 1.91    $ 1.78    $  1.62    $ 1.77    $ 1.81
                                      ======      ======    ======    =======    ======    ======


Total Return (%) .................       0.2        15.2      14.5       17.7      11.9      21.9

Net Assets, End of Period/Year
  ($ millions) ...................       356         364       336        305       283       276

Ratio of Expenses to Average
  Net Assets (%) .................      0.50(a)     0.50      0.50       0.50      0.50      0.50

Ratio of Net Investment Income
  to Average Net Assets (%) ......      3.24(a)     3.23      3.68       3.57      3.63      4.3

Portfolio Turnover Rate (%)(b) ...     57.66       99.41     73.85     104.04     69.79     76.84




                                                        Aggressive Equity Fund
                                   ----------------------------------------------------------------
                                     Six Months
                                       Ended                    Years Ended December 31,
                                   June 30, 2000  -------------------------------------------------
                                    (Unaudited)     1999      1998      1997       1996       1995
                                   ------------   -------   -------    ------    -------    -------
Net Asset Value, Beginning of
  Period/Year ....................    $ 2.16      $  1.51   $  1.61    $ 1.47    $  1.35    $  1.05
                                      ------      -------   -------    ------    -------    -------

Income From Investment Operations:
  Net Investment Income ..........        --           --        --      0.01       0.01       0.01

  Net Gains or (Losses) on
    Securities realized and
    unrealized ...................      0.08         0.65     (0.09)     0.31       0.36       0.39
                                      ------      -------   -------    ------    -------    -------

Total From Investment Operations .      0.08         0.65     (0.09)     0.32       0.37       0.40
                                      ------      -------   -------    ------    -------    -------

Less Dividend Distributions:
  From Net Investment Income .....        --           --        --     (0.01)     (0.01)     (0.01)

  From Capital Gains .............        --           --     (0.01)    (0.17)     (0.24)     (0.09)
                                      ------      -------   -------    ------    -------    -------

Total Distributions ..............        --           --     (0.01)    (0.18)     (0.25)     (0.10)
                                      ------      -------   -------    ------    -------    -------

Net Asset Value, End of
  Period/Year ....................    $ 2.24      $  2.16   $  1.51    $ 1.61    $  1.47    $  1.35
                                      ======      =======   =======    ======    =======    =======

Total Return (%) .................       3.8         43.3      (5.1)     21.2       27.1       38.2

Net Assets, End of Period/Year
  ($ millions) ...................       341          278       205       287        136         59

Ratio of Expenses to Average
  Net Assets (%) .................      0.85(a)      0.85      0.85      0.85       0.85       0.85

Ratio of Net Investment Income
  to Average Net Assets (%) ......      0.12(a)      0.01      0.18      0.33       0.45       0.65

Portfolio Turnover Rate (%)(b) ...     65.57       134.62    144.05     80.94     103.68     116.52

-------------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Mid-Cap Equity Index Fund, (commenced operations on May 3, 1999) the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund.

      Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of June 30, 2000, Mutual of America Life owned 99%, and American Life 1%, respectively, of the Investment Company's aggregate outstanding shares.

      The following is a summary of the significant accounting policies of the Investment Company:

      Security Valuation -- Investment securities are valued as follows:

            Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or, if no sale, at the latest available bid price.

            Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

            Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.


            Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Security Transactions -- Security transactions are recorded on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2.  EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.


      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.


      The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.


      A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $61,939 or 4.3% of the Investment Company's total commissions for the six months ended June 30, 2000.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures for the six months ended June 30, 2000 was as follows:

                                                                             Mid-Cap
                                             All America    Equity Index   Equity Index       Bond
                                                Fund            Fund           Fund           Fund
                                            ------------    -----------    -----------    ------------
Cost of investment purchases .............. $360,333,063    $21,239,081    $20,761,707    $129,872,191
                                            ============    ===========    ===========    ============
Proceeds from sales of investments ........ $405,804,445    $39,493,097    $10,519,949    $ 85,965,114
                                            ============    ===========    ===========    ============


                                             Short-Term      Mid-Term       Composite      Aggressive
                                              Bond Fund      Bond Fund         Fund        Equity Fund
                                            ------------    -----------    ------------   ------------
Cost of investment purchases ..............  $2,677,357     $1,309,010     $196,055,040   $224,229,732
                                            ===========     ==========     ============   ============
Proceeds from sales of investments ........  $2,542,261     $  987,791     $225,293,809   $192,375,785
                                            ===========     ==========     ============   ============

      The cost of short-term security purchases for the Money Market Fund for the period was $429,679,989; net proceeds from sales and redemptions for the period was $411,038,261.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. PURCHASES AND SALES (CONTINUED)

      At June 30, 2000 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                           Mid-Cap
                                               Money      All America    Equity Index    Equity Index      Bond
                                            Market Fund      Fund            Fund            Fund          Fund
                                            -----------  ------------    ------------    ------------  ------------
Aggregate gross unrealized appreciation ... $       --   $394,684,143    $210,866,728    $ 6,185,838   $  1,260,178
Aggregate gross unrealized depreciation ...         --     32,383,020      34,983,181     (5,212,547)    31,114,600
                                            ----------   ------------    ------------    -----------   ------------
Net unrealized appreciation (depreciation)  $       --   $362,301,123    $175,883,547    $   973,291   $(29,854,422)
                                            ==========   ============    ============    ===========   ============



                                            Short-Term       Mid-Term     Composite       Aggressive
                                            Bond Fund       Bond Fund       Fund         Equity Fund
                                            ----------     ----------    -----------     ------------
Aggregate gross unrealized appreciation ..  $ 18,847       $   7,673     $30,957,540     $75,476,610
Aggregate gross unrealized depreciation ..   (93,035)        705,457      16,635,040      13,434,822
                                            --------       ---------     -----------     -----------
Net unrealized appreciation (depreciation)  $(74,188)      $(697,784)    $14,322,500     $62,041,788
                                            ========       =========     ===========     ===========


4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

     Name of fund                                                              Authorized No. of Shares
     ------------                                                              ------------------------
Money Market Fund ..............................................................     100,000,000
All America Fund ...............................................................     500,000,000
Equity Index Fund ..............................................................     275,000,000
Mid-Cap Equity Index Fund ......................................................     150,000,000
Bond Fund ......................................................................     425,000,000
Short-Term Bond Fund ...........................................................      50,000,000
Mid-Term Bond Fund .............................................................      75,000,000
Composite Fund .................................................................     300,000,000
Aggressive Equity Fund .........................................................     500,000,000
                                                                                   -------------
    Sub-Total ..................................................................   2,375,000,000
Shares to be allocated at the discretion of the Board of Directors .............     625,000,000
                                                                                   -------------
    Total ......................................................................   3,000,000,000
                                                                                   =============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)

Transactions in shares were as follows:

                                                                For the Six Months Ended June 30, 2000
                                                   ----------------------------------------------------------------
                                                                                                          Mid-Cap
                                                   Money Market      All America      Equity Index     Equity Index
                                                       Fund             Fund              Fund             Fund
                                                   ------------      ----------       ------------     ------------
Shares issued ..................................    65,769,629       26,901,290        27,764,642       18,591,105
Shares issued to shareholders as reinvestment
  of dividends .................................            --               --                --               --
                                                    ----------      -----------        ----------       ----------
Total ..........................................    65,769,629       26,901,290        27,764,642       18,591,105
Shares redeemed ................................    50,425,227       38,059,479        33,745,026        7,150,827
                                                    ----------      -----------        ----------       ----------
Net increase (decrease) ........................    15,344,402      (11,158,189)       (5,980,384)      11,440,278
                                                    ==========      ===========        ==========       ==========



                                                                  For the Six Months Ended June 30, 2000
                                                  ---------------------------------------------------------------------
                                                     Bond        Short-Term    Mid-Term      Composite       Aggressive
                                                     Fund         Bond Fund    Bond Fund        Fund        Equity Fund
                                                  ----------     ----------    ---------     ----------     -----------
Shares issued ..................................  38,147,076      2,021,288    4,099,088     12,134,903     52,970,499
Shares issued to shareholders as reinvestment
  of dividends .................................          --             --           --             --             --
                                                  ----------     ----------    ---------     ----------     ----------
Total ..........................................  38,147,076      2,021,288    4,099,088     12,134,903     52,970,499
Shares redeemed... .............................  21,473,966      3,386,373    4,472,443     16,325,598     29,548,355
                                                  ----------     ----------    ---------     ----------     ----------
Net increase (decrease) ........................  16,673,110     (1,365,085)    (373,355)    (4,190,695)    23,422,144
                                                  ==========     ==========    =========     ==========     ==========


                                                                                                    For the Period
                                                                                                      May 3, 1999
                                                                                                     (Commencement
                                                                                                   of Operations) to
                                                        For the Year Ended December 31, 1999       December 31, 1999
                                                 -----------------------------------------------   -----------------
                                                                                                        Mid-Cap
                                                 Money Market      All America      Equity Index     Equity Index
                                                     Fund              Fund             Fund             Fund
                                                 ------------      -----------      ------------     ------------
Shares issued ..................................  63,634,312       26,871,914        85,556,238       51,089,629
Shares issued to shareholders as reinvestment
  of dividends .................................   2,863,402       19,858,138         5,218,940          244,467
                                                   ---------       ----------        ----------       ----------
Total ..........................................  66,497,714       46,730,052        90,775,178       51,334,096
Shares redeemed ................................  72,686,300       36,650,147        55,873,134       20,709,447
                                                  ----------       ----------        ----------       ----------
Net increase (decrease) ........................  (6,188,586)      10,079,905        34,902,044       30,624,649
                                                  ==========       ==========        ==========       ==========


                                                                    For the Year Ended December 31, 1999
                                                 -------------------------------------------------------------------------
                                                    Bond        Short-Term         Mid-Term      Composite      Aggressive
                                                    Fund         Bond Fund        Bond Fund        Fund        Equity Fund
                                                 ----------     ----------        ---------      ---------     -----------
Shares issued .................................  52,627,528      3,533,532        3,777,841      6,838,024     31,324,123
Shares issued to shareholders as reinvestment
  of dividends ................................  25,821,845        931,780          927,940     13,403,919          6,890
                                                 ----------     ----------        ---------     ----------     ----------
Total .........................................  78,449,373      4,465,312        4,705,781     20,241,943     31,331,013
Shares redeemed ...............................  45,614,884     13,384,219        6,441,747     18,269,859     38,746,093
                                                 ----------     ----------       ----------     ----------     ----------
Net increase (decrease) .......................  32,834,489     (8,918,907)      (1,735,966)     1,972,084     (7,415,080)
                                                 ==========     ==========       ==========     ==========     ==========

5. DIVIDENDS

      No dividends have been declared or paid as of June 30, 2000. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

                        MUTUAL OF AMERICA
                        LIFE INSURANCE COMPANY

                        THE AMERICAN LIFE
                        INSURANCE COMPANY OF NEW YORK
                        A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                        MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                        320 PARK AVENUE
                        NEW YORK, NY 10022-6839

                        www.mutualofamerica.com